LVIP Dimensional International Core Equity Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.49%
Australia–6.24%
A2B Australia	7,280	$ 10,855
Accent Group	23,197	23,746
Adairs	13,303	16,361
Adelaide Brighton	25,861	82,701
AGL Energy	6,797	105,067
Ainsworth Game Technology	6,705	4,023
Alliance Aviation Services	9,170	17,351
ALS	34,631	187,146
Altium	3,169	73,023
Alumina ADR	2,200	15,235
AMA Group	23,132	17,928
†Amaysim Australia	19,169	8,847
Amcor	15,074	164,930
AMP	101,940	152,245
Ansell	5,122	92,540
AP Eagers	6,505	33,949
APA Group	11,542	81,932
Apollo Tourism & Leisure	17,341	10,347
Appen	3,303	52,491
ARB	3,562	43,578
Aristocrat Leisure	8,054	140,467
ARQ Group	4,463	6,286
†Asaleo Care	43,396	27,622
ASX	1,047	52,010
Atlas Arteria	18,854	96,797
†Atrium European Real Estate	6,949	25,975
AUB Group	1,133	10,536
†Aurelia Metals	49,624	31,405
Aurizon Holdings	131,158	424,031
Ausdrill	25,394	29,446
AusNet Services	34,560	43,581
Austal	16,268	26,015
Australia & New Zealand Banking Group	41,676	770,769
†Australian Agricultural	17,102	12,336
Australian Finance Group	15,079	13,302
Australian Pharmaceutical Industries	32,365	34,878
Automotive Holdings Group	8,745	10,887
Aveo Group	22,000	30,798
Bank of Queensland	16,939	109,519
Bapcor	24,890	97,760
Beach Energy	125,950	183,791
Bega Cheese	6,572	21,365
†Bellamy's Australia	3,466	27,397
Bendigo & Adelaide Bank	18,882	129,951
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
BHP Group	45,795	$ 1,251,729
BHP Group ADR	13,249	665,861
Bingo Industries	13,810	15,025
Blackmores	629	41,642
BlueScope Steel	28,904	286,886
Boral	36,919	120,500
Brambles	23,737	198,439
Bravura Solutions	8,353	32,485
Breville Group	5,111	59,147
Brickworks	3,510	43,234
BWX	2,317	3,741
Caltex Australia	14,501	269,780
Capitol Health	68,459	10,702
†Cardno	10,023	7,579
carsales.com	11,196	100,764
Cedar Woods Properties	3,504	13,186
Challenger	20,833	122,784
CIMIC Group	1,187	40,773
Citadel Group	3,806	20,010
Cleanaway Waste Management	104,872	165,634
Coca-Cola Amatil	16,825	103,407
Cochlear	991	122,193
Codan	12,182	27,160
†Coles Group	15,138	127,373
Collins Foods (Australian Securities Exchange)	10,696	55,214
Commonwealth Bank of Australia	20,840	1,046,045
Computershare	7,588	92,242
†Cooper Energy	81,617	28,984
Corporate Travel Management	3,435	62,228
Costa Group Holdings	11,614	42,477
Credit Corp Group	4,101	64,738
Crown Resorts	9,349	76,459
†CSG	12,526	1,912
CSL	3,046	422,640
CSR	42,583	100,568
Decmil Group	21,470	12,958
Domain Holdings Australia	20,587	37,328
Domino's Pizza Enterprises	2,076	64,015
Downer EDI	27,411	149,856
DuluxGroup	15,935	83,825
Eclipx Group	16,633	7,556
Elders	8,415	36,327
†Energy World	39,810	2,629
EQT	614	11,370
ERM Power	5,246	7,072
Estia Health	11,704	22,388
EVENT Hospitality and Entertainment	6,614	64,002
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Evolution Mining	58,477	$ 151,974
Flight Centre Travel Group	2,450	73,190
Fortescue Metals Group	88,371	447,258
G8 Education	29,814	64,237
Genworth Mortgage Insurance Australia	15,397	26,174
GrainCorp Class A	14,156	92,309
GUD Holdings	3,606	30,579
GWA Group	14,620	33,073
Hansen Technologies	12,748	26,383
Harvey Norman Holdings	39,577	113,011
Healius	32,532	60,800
Healthscope	73,872	127,460
HT&E	12,146	14,747
Huon Aquaculture Group	4,157	13,991
IDP Education	5,679	58,870
Iluka Resources	22,529	144,295
Imdex	35,738	27,220
IMF Bentham	9,344	17,265
Incitec Pivot	60,958	135,172
Independence Group	24,619	85,156
Infomedia	17,374	18,831
Inghams Group	14,170	43,994
Insurance Australia Group	19,624	107,119
Integral Diagnostics	9,867	17,445
Integrated Research	6,964	12,886
InvoCare	4,868	49,142
IOOF Holdings	8,231	35,869
IPH	9,773	48,916
IRESS	5,347	49,679
iSelect	18,420	8,763
iSentia Group	6,749	984
IVE Group	13,275	20,548
Japara Healthcare	13,564	13,483
JB Hi-Fi	8,291	147,027
Jupiter Mines	61,368	14,834
Kogan.com	2,541	6,413
Lifestyle Communities	3,480	13,584
Link Administration Holdings (Australian Securities Exchange)	17,667	92,779
Lovisa Holdings	2,325	14,815
†Lynas	43,312	64,352
MACA	12,400	8,629
†Macmahon Holdings	102,720	16,807
Macquarie Group	4,569	420,787
Magellan Financial Group	4,182	108,461
†Mayne Pharma Group	92,739	45,872
McMillan Shakespeare	6,278	53,542
McPherson's	8,569	6,760
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Medibank	154,970	$ 304,185
†Mesoblast	22,446	22,981
†Metals X	25,981	4,350
Metcash	74,480	140,331
Mineral Resources	13,235	148,813
†MMA Offshore	114,419	12,593
Monadelphous Group	5,859	72,301
Monash IVF Group	15,268	11,552
Money3	12,540	16,852
Mortgage Choice	11,418	8,041
†Myer Holdings	88,520	39,073
MYOB Group	23,584	55,834
MyState	5,286	16,289
National Australia Bank	43,917	789,108
Navigator Global Investments	2,382	5,264
Navitas	8,596	35,316
New Hope	12,612	27,029
Newcrest Mining	10,049	181,988
†NEXTDC	4,758	21,369
nib holdings	21,918	81,633
Nick Scali	2,060	8,301
Nine Entertainment	73,496	89,292
Northern Star Resources	21,300	135,321
NRW Holdings	29,414	49,818
Nufarm	15,085	50,568
OFX Group	8,551	10,150
Oil Search	25,460	141,653
OM Holdings	23,197	20,127
oOh!media	13,351	36,956
Orica	15,464	193,689
Origin Energy	38,307	196,093
Orora	60,707	128,855
†Ovato	27,788	1,697
OZ Minerals	21,202	159,926
Pacific Current Group	1,154	4,090
Pact Group Holdings	10,178	20,181
Pendal Group	17,975	118,299
Perpetual	2,985	82,137
†Perseus Mining	96,454	31,501
Pioneer Credit	5,416	8,439
Platinum Asset Management	14,872	48,566
†Praemium	19,514	8,193
Premier Investments	3,258	37,667
Pro Medicus	1,812	19,097
Qantas Airways	17,381	69,940
QBE Insurance Group	35,990	314,874
Qube Holdings	53,775	107,018
=†Quintis	11,219	0
†Ramelius Resources	60,311	36,621
Ramsay Health Care	2,257	103,210
=RCR Tomlinson	9,320	4,318
REA Group	640	33,988

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Reece	3,440	$ 24,099
Regis Healthcare	6,738	16,476
Regis Resources	47,283	177,919
Reject Shop	2,536	4,772
Reliance Worldwide	13,168	40,400
Resolute Mining	67,381	57,905
Ridley	9,945	9,780
Rio Tinto (Australian Securities Exchange)	9,742	678,449
Ruralco Holdings	5,487	17,026
Sandfire Resources	13,634	67,011
Santos	36,164	175,098
†Saracen Mineral Holdings	31,831	65,559
SeaLink Travel Group	3,385	9,666
SEEK	9,296	115,969
Select Harvests	6,881	29,715
†Senex Energy	51,921	13,634
Servcorp	2,368	4,473
Service Stream	21,301	31,942
Seven Group Holdings	4,010	50,264
†Seven West Media	80,912	28,251
SG Fleet Group	11,452	17,916
Sigma Healthcare	68,311	25,490
Silver Chef	1,005	792
†Silver Lake Resources	56,622	32,969
Sims Metal Management	9,057	68,990
SmartGroup	2,355	13,270
Sonic Healthcare	6,029	105,221
South32	55,145	146,453
South32 ADR	2,400	31,404
Southern Cross Media Group	48,883	40,663
Spark Infrastructure Group	53,743	87,090
SpeedCast International	13,963	37,242
St Barbara	44,532	106,560
Star Entertainment Group	31,827	94,539
Steadfast Group	21,375	48,124
Suncorp Group	17,019	166,691
†Sundance Energy Australia	60,182	17,757
Super Retail Group	7,541	43,054
Sydney Airport	8,222	43,403
Tabcorp Holdings	44,414	145,747
Tassal Group	14,437	49,847
Technology One	13,168	74,928
Telstra	43,318	102,146
†Thorn Group	8,175	2,670
TPG Telecom	23,933	118,179
Transurban Group	13,420	125,867
Treasury Wine Estates	1,807	19,182
Villa World	10,756	16,955
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Village Roadshow	4,006	$ 9,216
†Virgin Australia Holdings	38,668	5,217
Virtus Health	5,888	16,700
Vita Group	15,195	16,149
†Vocus Group	43,135	113,152
Webjet	4,187	43,292
Webster	18,826	20,047
Wesfarmers	11,298	278,212
Western Areas	7,962	12,760
†Westgold Resources	5,951	5,326
Westpac Banking	40,542	747,328
Westpac Banking ADR	1,600	29,600
Whitehaven Coal	62,311	179,767
WiseTech Global	2,594	42,821
Woodside Petroleum	12,308	302,162
Woolworths Group	9,539	206,003
WorleyParsons	14,422	144,748
WPP AUNZ	29,030	12,986
		22,932,101
Austria–0.50%
Agrana Beteiligungs	660	13,238
ANDRITZ	2,472	106,023
AT&S Austria Technologie & Systemtechnik	2,359	40,569
CA Immobilien Anlagen	2,658	96,008
DO & Co.	342	28,121
Erste Group Bank	6,746	247,940
EVN	2,202	32,062
FACC	968	14,077
Flughafen Wien	326	14,116
Kapsch TrafficCom	264	8,929
Lenzing	898	96,374
Mayr Melnhof Karton	653	81,894
Oesterreichische Post	1,099	46,508
OMV	2,874	156,062
Palfinger	713	20,004
POLYTEC Holding	1,389	13,197
Porr	855	19,118
Raiffeisen Bank International	9,854	221,343
Rosenbauer International	188	8,330
S IMMO	2,366	48,401
Schoeller-Bleckmann Oilfield Equipment	393	32,640
†Semperit Holding	457	6,664
Strabag	1,111	35,539
†Telekom Austria	7,718	56,143
UBM Development	240	9,746
UNIQA Insurance Group	7,394	73,653
Verbund	668	32,082

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Vienna Insurance Group	2,494	$ 64,066
voestalpine	5,657	171,963
Wienerberger	1,159	24,617
†Zumtobel Group	329	2,214
		1,821,641
Belgium–1.12%
Ackermans & van Haaren	1,374	207,322
Ageas	7,405	357,192
†AGFA-Gevaert	17,613	73,334
Anheuser-Busch InBev	9,170	769,768
Anheuser-Busch InBev ADR	1,200	100,764
Atenor	229	16,440
Barco	316	48,449
Bekaert	1,956	45,969
bpost	3,087	33,306
Cie d'Entreprises CFE	740	68,844
Colruyt	2,723	201,207
Deceuninck	2,600	6,139
D'ieteren	1,540	61,004
Econocom Group	3,074	12,529
Elia System Operator	1,056	74,048
Euronav	7,649	62,236
EVS Broadcast Equipment	474	10,714
†Exmar	2,088	13,189
Fagron	1,998	35,909
†Galapagos	316	37,157
Gimv	675	37,867
Jensen-Group	278	10,759
KBC Group	4,143	289,641
Kinepolis Group	664	37,552
Lotus Bakeries	13	34,541
Melexis	534	32,349
†Nyrstar	3,808	1,504
Ontex Group	4,267	96,038
Orange Belgium	3,417	73,594
Picanol	88	6,717
Proximus	3,974	114,852
Recticel	4,441	33,339
Resilux	61	9,867
Sioen Industries	782	22,544
Sipef	408	22,838
Solvay Class A	3,703	400,908
Telenet Group Holding	1,271	61,122
TER Beke	48	7,303
†Tessenderlo Group	1,566	52,863
UCB	4,328	371,785
Umicore	3,504	155,954
Van de Velde	150	5,275
		4,114,732
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada–8.84%
†5N Plus	6,300	$ 17,066
Absolute Software	1,400	9,533
Acadian Timber Class C	800	9,740
†Advantage Oil & Gas	4,200	6,914
†Advantage Oil & Gas (New York Shares)	4,123	6,831
Aecon Group	4,300	56,117
Ag Growth International	1,600	74,543
AGF Management Class B	5,000	20,242
Agnico Eagle Mines	1,877	81,650
AGT Food & Ingredients	800	10,716
†Aimia	10,261	30,099
†Air Canada	5,006	120,659
AirBoss of America	1,300	7,919
†Alacer Gold	23,300	63,291
Alamos Gold Class A	20,218	102,614
Alaris Royalty	3,689	58,191
Alcanna	1,420	5,972
†Alexco Resource	6,700	8,072
Algonquin Power & Utilities	3,598	40,549
Algonquin Power & Utilities (New York Shares)	6,021	67,719
Alimentation Couche-Tard Class B	3,100	182,611
†Alio Gold	3,300	2,395
AltaGas	9,500	125,046
Altus Group	2,098	40,929
†Amerigo Resources	14,300	11,771
Andrew Peller Class A	1,500	14,850
ARC Resources	23,100	157,647
†Argonaut Gold	15,000	21,102
†Aritzia	3,700	49,173
†Asanko Gold	4,900	3,080
Atco Class I	1,300	43,776
†Athabasca Oil	26,708	16,988
†Aurora Cannabis	5,347	48,374
†Aurora Cannabis (New York Shares)	7,306	66,192
AutoCanada	1,479	11,809
†B2Gold	107,560	301,025
Badger Daylighting	1,700	51,674
Bank of Montreal	2,000	149,646
Bank of Montreal (New York Shares)	11,116	831,699
Bank of Nova Scotia	5,700	303,437
Bank of Nova Scotia (New York Shares)	14,291	761,424
Barrick Gold	62,071	850,930
Barrick Gold (New York Shares)	11,892	163,039

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Bausch Health Companies	14,262	$ 352,271
†Baytex Energy	33,894	57,574
BCE	1,429	63,454
BCE (New York Shares)	535	23,749
†Bellatrix Exploration	1,298	418
Birchcliff Energy	11,953	31,842
Bird Construction	622	3,668
†Black Diamond Group	2,500	3,367
†BlackBerry	5,967	60,146
†BlackBerry (New York Shares)	13,193	133,117
BMTC Group	600	6,744
†BNK Petroleum	23,000	4,819
†Bombardier Class B	30,946	59,514
Bonavista Energy	10,324	8,575
Bonterra Energy	2,713	12,749
Boralex Class A	4,896	69,464
Brookfield Asset Management Class A	2,800	130,451
Brookfield Asset Management (New York Shares) Class A	2,995	139,717
BRP	951	26,388
CAE	2,800	62,041
CAE (New York Shares)	7,974	176,624
†Calfrac Well Services	11,500	28,829
Calian Group	600	14,359
Cameco	9,736	114,747
Cameco (New York Shares)	6,173	72,780
Canaccord Genuity Group	5,700	24,910
†Canacol Energy	4,600	15,628
†Canada Goose Holdings	1,496	71,838
Canadian Imperial Bank of Commerce	600	47,413
Canadian Imperial Bank of Commerce (New York Shares)	5,307	419,624
Canadian National Railway	4,915	439,862
Canadian Natural Resources	13,955	383,140
Canadian Natural Resources (New York Shares)	19,798	544,445
Canadian Pacific Railway	984	202,734
Canadian Tire Class A	1,509	162,593
Canadian Utilities Class A	1,945	53,095
Canadian Western Bank	5,745	119,986
†Canfor	6,500	66,637
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canfor Pulp Products	2,900	$ 32,313
†Canopy Growth	1,000	43,267
CanWel Building Materials Group	6,028	23,366
Capital Power	3,488	81,696
†Capstone Mining	14,500	6,944
Cardinal Energy	4,400	8,890
Cascades	8,787	54,839
CCL Industries Class B	2,000	80,967
†Celestica	7,808	65,978
Cenovus Energy	14,310	124,216
Cenovus Energy (New York Shares)	11,110	96,435
†Centerra Gold	10,627	55,745
Cervus Equipment	700	6,941
CES Energy Solutions	18,401	37,591
†CGI	1,413	97,158
†CGI, Inc.	900	61,872
Chesswood Group	2,200	18,076
†China Gold International Resources	14,900	18,509
CI Financial	13,700	186,993
Cineplex	5,656	103,017
Clearwater Seafoods	2,700	9,961
Cogeco	1,000	58,847
Cogeco Communications	1,366	87,233
Colliers International Group	500	33,401
Colliers International Group (New York Shares)	1,297	86,588
Computer Modelling Group	4,100	18,869
Constellation Software	300	254,237
†Copper Mountain Mining	18,300	13,146
Corby Spirit & Wine	700	9,512
Corus Entertainment Class B	12,100	53,603
Cott	5,200	75,878
Cott (New York Shares)	3,177	46,416
Crescent Point Energy	25,727	83,360
Crescent Point Energy (New York Shares)	2,503	8,110
†Crew Energy	5,725	4,798
†CRH Medical	1,667	4,434
†Delphi Energy	4,020	902
†Denison Mines	25,260	12,854
†Descartes Systems Group	700	25,466
†Detour Gold	9,495	89,099
DHX Media	7,383	11,491
Dollarama	3,200	85,367
Dorel Industries Class B	1,100	9,713

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
DREAM Unlimited Class A	2,000	$ 11,644
†Dundee Precious Metals	9,200	30,498
ECN Capital	20,330	65,873
E-L Financial Class L	139	83,824
†Eldorado Gold	5,573	25,731
Element Fleet Management	29,835	188,652
Emera	809	30,251
Empire	6,415	138,875
Enbridge	7,033	254,722
Enbridge (New York Shares)	3,855	139,782
Encana	26,850	194,449
†Endeavour Mining	2,394	35,936
†Endeavour Silver	5,900	14,879
Enerflex	4,900	69,997
Enerplus	12,700	106,439
Enerplus (New York Shares)	17,501	147,183
Enghouse Systems	2,400	60,954
Ensign Energy Services	9,100	36,431
Equitable Group	556	26,931
Evertz Technologies	800	10,261
Exchange Income	808	20,007
Exco Technologies	2,400	17,008
Extendicare	5,000	28,211
Fairfax Financial Holdings	800	370,562
Fiera Capital	3,700	34,692
Finning International	9,900	176,020
First Capital Realty	4,300	68,859
†First Majestic Silver	7,428	48,859
First National Financial	1,200	27,442
First Quantum Minerals	13,914	157,741
FirstService	1,100	97,995
FirstService (New York Shares)	500	44,670
Fortis	2,400	88,701
Fortis (New York Shares)	1,472	54,449
†Fortuna Silver Mines	10,327	34,389
Franco-Nevada	598	44,880
Frontera Energy	2,600	22,044
Gamehost	1,600	11,662
†GDI Integrated Facility Services	100	1,789
†Gear Energy	24,579	11,220
Genworth MI Canada	2,441	73,960
George Weston	2,361	169,767
Gibson Energy	5,479	94,176
Gildan Activewear	1,700	61,125
Gildan Activewear (New York Shares)	499	17,949
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Gluskin Sheff + Associates	900	$ 9,664
GMP Capital	3,200	5,244
goeasy	900	27,451
Goldcorp	6,307	72,162
Goldcorp (New York Shares)	12,245	140,083
†Golden Star Resources	3,060	12,365
†Gran Tierra Energy	33,675	76,606
†Great Canadian Gaming	2,673	100,271
Great-West Lifeco	4,369	105,796
†Guyana Goldfields	5,522	4,463
†Heroux-Devtek	2,187	25,988
High Liner Foods	3,400	19,972
†Home Capital Group	4,712	55,535
Horizon North Logistics	13,100	17,743
Hudbay Minerals	11,499	82,176
Hudbay Minerals (New York Shares)	2,400	17,136
Hudson's Bay	6,100	33,733
Husky Energy	17,684	175,338
Hydro One	3,300	51,265
†Ia Financial	4,923	181,543
†IAMGOLD	30,700	106,365
†IBI Group	2,100	7,983
IGM Financial	2,100	54,026
†Imperial Metals	3,600	7,758
Imperial Oil	1,600	43,677
Imperial Oil (New York Shares)	2,828	77,402
Information Services	1,000	12,160
Innergex Renewable Energy	8,151	85,880
Intact Financial	535	45,271
Inter Pipeline	7,900	130,706
†Interfor	7,236	84,903
†International Petroleum	5,091	23,734
†Intertain Group	1,100	9,771
Intertape Polymer Group	4,327	58,768
Jamieson Wellness	900	12,682
Just Energy Group	1,946	6,597
Just Energy Group (New York Shares)	2,000	6,800
K-Bro Linen	800	22,300
†Kelt Exploration	6,500	26,801
Keyera	10,176	239,941
†Kinaxis	600	35,007
Kinder Morgan Canada, Ltd.	2,400	28,627
†Kinross Gold	118,832	409,045
Kirkland Lake Gold	6,400	194,632
Lassonde Industries Class A	100	13,206

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Laurentian Bank of Canada	2,687	$ 81,534
Leon's Furniture	1,469	15,796
Linamar	4,576	164,090
Loblaw	4,033	198,941
Lucara Diamond	28,465	33,229
Lundin Mining	55,309	256,606
Magellan Aerospace	1,000	13,290
Magna International	3,400	165,554
Magna International (New York Shares)	9,575	466,207
†Major Drilling Group International	3,266	10,973
Manulife Financial	9,853	166,631
Manulife Financial (New York Shares)	15,665	264,895
Maple Leaf Foods	3,822	88,404
Martinrea International	9,900	89,640
Medical Facilities	3,953	52,151
†MEG Energy	10,338	39,454
Methanex	200	11,359
Methanex (New York Shares)	2,161	122,874
Metro Class A	3,171	116,746
Morguard	200	29,745
Morneau Shepell	2,000	41,022
Mountain Province Diamonds	4,500	3,940
MTY Food Group Class I	600	26,405
Mullen Group	5,700	51,099
National Bank of Canada	12,322	556,097
†New Gold	22,577	19,260
†New Gold (New York Shares)	2,694	2,320
NFI Group	4,300	105,380
Norbord	1,200	33,063
Norbord (New York Shares)	1,896	52,235
North American Construction Group	1,200	13,936
North American Construction Group (New York Shares)	1,200	13,968
North West	2,700	58,209
Northland Power	4,546	80,283
Nutrien (New York Shares)	5,381	283,902
†NuVista Energy	9,000	28,959
†Obsidian Energy	20,800	5,681
OceanaGold	61,714	193,960
Onex	500	28,204
Open Text	4,943	189,959
Osisko Gold Royalties	5,200	58,407
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Osisko Gold Royalties (New York Shares)	2,306	$ 25,919
†Painted Pony Energy	8,554	10,946
Pan American Silver	12,956	171,215
Pan American Silver (New York Shares)	7,043	93,320
†Paramount Resources Class A	4,400	23,443
†Parex Resources	13,860	216,973
Park Lawn	600	12,343
Parkland Fuel	5,321	162,575
Pason Systems	3,862	56,354
Pembina Pipeline	1,748	64,212
Pembina Pipeline (New York Shares)	1,593	58,559
†Pengrowth Energy	23,764	9,958
Peyto Exploration & Development	14,495	75,819
†PHX Energy Services	2,800	6,810
Pizza Pizza Royalty	900	6,782
†Points International	700	9,408
Polaris Infrastructure	900	7,624
Pollard Banknote	800	13,344
†Precision Drilling	13,907	32,989
†Precision Drilling (New York Shares)	5,200	12,428
†Premier Gold Mines	11,196	13,070
Premium Brands Holdings	1,100	63,382
†Pretium Resources	2,371	20,262
Quarterhill	7,500	8,306
Quebecor Class B	4,400	107,864
Recipe Unlimited	1,200	22,790
Restaurant Brands International	969	63,041
Richelieu Hardware	3,600	63,819
Ritchie Bros Auctioneers	2,100	71,400
Rocky Mountain Dealerships	1,200	8,082
Rogers Communications Class B	500	26,890
Rogers Communications (New York Shares) Class B	1,100	59,202
Rogers Sugar	5,200	23,464
†Roxgold	25,200	17,349
Royal Bank of Canada	2,600	196,155
Royal Bank of Canada (New York Shares)	10,263	775,370
Russel Metals	7,540	132,762
†Sandstorm Gold	8,400	45,823
Saputo	3,200	109,073
Secure Energy Services	9,000	55,090

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†SEMAFO	21,500	$ 59,689
†Seven Generations Energy Class A	21,796	157,392
Shaw Communications Class B	10,398	216,694
ShawCor	5,185	77,638
†Shopify Class A	200	41,286
Sienna Senior Living	1,900	26,914
†Sierra Wireless	900	11,112
†Sierra Wireless (Nasdaq Stock Market)	507	6,272
Sleep Country Canada Holdings	1,300	18,454
SNC-Lavalin Group	3,089	78,384
†Spin Master	1,100	30,785
Sprott	5,700	12,924
†SSR Mining	5,462	69,034
†SSR Mining (New York Shares)	2,603	32,954
Stantec	2,500	59,079
Stantec (New York Shares)	2,136	50,495
†Stars Group	4,516	79,075
Stella-Jones	1,500	50,690
†STEP Energy Services	2,800	4,295
†Storm Resources	6,000	10,686
Stuart Olson	2,000	6,495
Sun Life Financial	2,300	88,362
Sun Life Financial (New York Shares)	5,990	230,076
Suncor Energy	13,192	427,542
Suncor Energy (New York Shares)	27,910	905,121
†SunOpta	4,163	14,404
Superior Plus	13,700	117,383
Surge Energy	21,900	21,632
†Tamarack Valley Energy	22,160	40,295
†Taseko Mines	18,300	10,681
Teck Resources Class B	8,254	190,978
Teck Resources (New York Shares) Class B	20,681	479,386
†Teranga Gold	9,160	26,390
TFI International	6,800	200,843
Thomson Reuters	1,000	59,169
Thomson Reuters (New York Shares)	300	17,760
Tidewater Midstream and Infrastructure	18,184	19,322
Timbercreek Financial	3,665	25,725
TMX Group	1,918	123,532
TORC Oil & Gas	6,234	21,505
†Torex Gold Resources	5,000	62,933
Toromont Industries	1,400	71,501
Toronto-Dominion Bank	7,400	401,577
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Toronto-Dominion Bank (New York Shares)	12,647	$ 687,112
Torstar Class B	2,100	1,367
Total Energy Services	3,299	23,921
Tourmaline Oil	12,700	196,152
TransAlta	9,688	71,191
TransAlta (New York Shares)	11,388	83,588
TransAlta Renewables	7,364	74,613
TransCanada	1,676	75,319
Transcontinental Class A	7,600	95,146
TransGlobe Energy	13,800	26,023
†Trican Well Service	12,870	12,327
†Trisura Group	500	11,243
†Turquoise Hill Resources	33,041	54,395
Uni-Select	3,100	32,152
Valener	2,900	56,748
Vermilion Energy	3,928	96,969
Vermilion Energy (New York Shares)	3,529	87,166
Wajax	3,200	40,037
Waste Connections	885	78,402
†Wesdome Gold Mines	14,900	47,052
West Fraser Timber	3,400	165,376
Western Forest Products	44,500	61,271
WestJet Airlines	1,300	18,901
Westshore Terminals Investment	4,267	63,924
Wheaton Precious Metals	1,870	44,513
Wheaton Precious Metals (New York Shares)	6,344	151,114
Whitecap Resources	21,400	73,823
Winpak	2,195	70,842
WSP Global	444	24,264
Yamana Gold	59,084	153,861
†Yangarra Resources	11,300	24,691
ZCL Composites	2,300	17,177
		32,480,296
Chile–0.05%
Antofagasta	15,000	188,725
		188,725
China–0.00%
China New Higher Education Group	36,000	17,652
		17,652
Colombia–0.04%
Millicom International Cellular SDR	2,211	134,277
		134,277

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark–1.74%
†ALK-Abello Class A	462	$ 76,512
Alm Brand	4,979	42,967
Ambu Class B	3,180	84,371
AP Moller - Maersk Class A	50	60,508
AP Moller - Maersk Class B	97	122,981
†Bang & Olufsen	1,372	12,367
†Bavarian Nordic	821	17,161
Brodrene Hartmann	211	9,204
Carlsberg Class B	1,750	218,834
Chr Hansen Holding	1,749	177,531
Coloplast Class B	547	60,045
Columbus	4,653	8,524
†D/S Norden	2,354	32,032
Danske Bank	6,956	122,270
Dfds	1,943	80,440
DSV	4,845	400,935
FLSmidth & Co.	2,804	121,251
†Genmab	722	125,280
GN Store Nord	8,046	373,676
H Lundbeck	2,308	100,086
†H+H International Class B	1,148	16,979
IC Group	491	2,912
ISS	10,565	321,775
Jeudan	76	10,969
Jyske Bank	4,167	161,132
Matas	3,162	31,262
†Nilfisk Holding	2,781	109,967
†NKT	979	17,360
NNIT	488	12,600
Novo Nordisk ADR	2,700	141,237
Novo Nordisk Class B	12,493	652,951
Novozymes Class B	4,468	205,487
Orsted	1,087	82,382
Pandora	9,193	430,408
Per Aarsleff Holding Class B	1,112	36,842
Ringkjoebing Landbobank	1,910	117,439
Rockwool International Class A	198	41,257
Rockwool International Class B	377	88,411
Royal Unibrew	3,696	272,952
RTX	767	18,211
Scandinavian Tobacco Group Class A	4,192	52,279
Schouw & Co.	806	59,959
SimCorp	1,742	168,304
Solar Class B	303	12,930
Spar Nord Bank	6,082	53,318
Sydbank	3,568	74,025
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Topdanmark	2,824	$ 141,089
Tryg	4,436	121,777
Vestas Wind Systems	6,238	525,777
†William Demant Holding	3,982	117,854
†Zealand Pharma	1,380	24,655
		6,371,475
Finland–1.61%
Ahlstrom-Munksjo	2,126	32,577
Aktia Bank	2,558	26,887
Alma Media	1,259	8,530
Asiakastieto Group	623	17,821
Aspo	1,168	11,504
Atria	742	6,855
Cargotec	2,053	75,744
Caverion	638	3,993
Citycon	3,899	39,906
Cramo	3,362	66,111
Elisa	4,071	183,670
Finnair	3,430	30,894
Fiskars	2,492	52,287
Fortum	13,097	268,251
†F-Secure	2,413	6,624
Huhtamaki	6,975	259,909
Kemira	9,101	112,721
Kesko Class A	640	35,393
Kesko Class B	3,821	232,621
Kone Class B	2,104	106,269
Konecranes	3,463	123,297
Lassila & Tikanoja	2,818	45,244
Metsa Board	12,062	74,045
Metso	7,029	242,339
Neste	6,313	672,970
Nokia (London Stock Exchange)	68,213	388,584
Nordea Bank	42,227	321,553
Olvi Class A	1,276	46,090
Oriola Class B	10,932	28,757
Orion Class A	901	33,785
Orion Class B	4,842	181,944
Outokumpu	12,925	47,049
†Outotec	8,669	38,082
Ponsse	944	30,862
Raisio Class V	7,392	20,689
Ramirent	4,940	30,425
Revenio Group	804	13,908
Sampo Class A	8,684	393,583
Sanoma	5,246	51,403
†Stockmann Class B	1,585	3,742
Stora Enso Class R	23,792	291,292
Tieto	2,711	82,850
Tikkurila	2,609	42,864
Tokmanni Group	5,246	48,902
UPM-Kymmene	17,553	512,669

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Uponor	3,944	$ 45,151
Vaisala Class A	1,389	27,890
Valmet	8,041	203,728
Wartsila	13,170	212,994
YIT	10,352	60,015
		5,895,273
France–7.85%
Accor	4,172	169,005
Actia Group	1,052	4,525
Aeroports de Paris	497	96,159
†Air France-KLM	27,389	308,036
Air Liquide	4,025	512,227
Airbus	4,029	533,988
Akka Technologies	780	53,069
AKWEL	593	9,592
Albioma	2,560	60,051
Alstom	4,985	216,159
Alten	2,137	228,806
Altran Technologies	10,359	113,771
Amundi	1,465	92,261
April	1,153	27,431
Arkema	5,566	530,986
Assystem	625	22,786
Atos	3,123	301,489
Aubay	366	13,000
AXA	22,440	564,386
Axway Software	477	6,464
Bastide le Confort Medical	242	9,384
Beneteau	1,847	21,661
Bigben Interactive	645	6,081
BioMerieux	1,939	160,373
BNP Paribas	15,600	742,376
Boiron	873	51,330
Bollore	21,949	99,250
Bonduelle SCA	924	27,104
†Bourbon	1,171	3,074
Bouygues	10,454	373,716
Bureau Veritas	8,465	198,595
Burelle	10	9,809
Capgemini	3,914	474,932
Carrefour	26,983	503,965
Casino Guichard Perrachon	2,697	116,930
†CGG	21,607	44,189
Chargeurs	777	16,418
Cie de Saint-Gobain	15,146	549,178
Cie des Alpes	539	14,541
Cie Generale des Etablissements Michelin	6,220	734,856
Cie Plastic Omnium	5,008	133,418
CNP Assurances	4,598	101,239
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Coface	6,660	$ 58,887
Creditricole	16,786	202,673
Danone	5,247	404,024
Dassault Aviation	6	8,851
Dassault Systemes	1,117	166,487
Derichebourg	9,326	37,928
Devoteam	605	67,119
Edenred	5,397	245,782
Eiffage	6,266	602,337
Electricite de France	18,049	247,079
Electricite de Strasbourg	55	6,451
Elior Group	5,976	80,019
Elis	11,423	183,681
Engie	24,215	361,114
Eramet	660	36,739
†Erytech Pharma	867	6,893
EssilorLuxottica	2,705	295,494
Esso SA Francaise	184	6,954
†Etablissements Maurel et Prom	5,157	19,820
Euronext	2,937	186,334
Europcar Mobility Group	8,623	69,935
Eutelsat Communications	17,127	299,928
Exel Industries Class A	95	6,969
Faurecia	5,221	219,780
†Fnac Darty	1,519	113,475
Gaztransport Et Technigaz	1,077	98,036
Getlink	5,663	85,875
GL Events	866	18,960
Groupe Crit	390	26,307
Groupe Open	435	7,622
Guerbet	783	47,166
Haulotte Group	610	5,006
Hermes International	204	134,695
†ID Logistics Group	130	20,591
Iliad	1,980	198,951
Imerys	2,184	108,874
Ingenico Group	3,462	247,297
Ipsen	679	93,112
IPSOS	2,079	52,065
Jacquet Metal Service	1,315	21,936
JCDecaux	3,336	101,487
Kaufman & Broad	1,781	72,770
Kering	436	250,091
Korian	3,114	126,102
Lagardere SCA	13,189	339,372
Le Belier	321	11,811
Lectra	2,401	58,041
Legrand	3,922	262,578
Linedata Services	218	6,920
LISI	2,070	63,623

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
LNA Sante	292	$ 15,362
L'Oreal	1,217	327,728
LVMH Moet Hennessy Louis Vuitton	3,082	1,135,204
Maisons du Monde	2,540	49,100
Maisons France Confort	195	7,382
Manitou BF	943	26,374
Manutan International	120	8,292
Mersen	822	26,570
Metropole Television	1,918	35,383
Natixis	24,220	129,729
Neopost	2,076	49,719
Nexans	2,230	66,411
Nexity	3,489	170,296
Oeneo	3,149	33,252
Orange	47,243	770,205
Orange ADR	1,900	30,970
Orpea	1,465	175,906
Pernod Ricard	690	123,897
Peugeot	32,370	789,881
†Pierre & Vacances	210	3,736
Plastivaloire	1,424	13,514
Publicis Groupe	7,811	418,216
Rallye	1,545	18,284
†Recylex	1,894	10,041
Remy Cointreau	357	47,615
Renault	5,120	338,523
Rexel	19,533	220,436
Robertet	45	27,460
Rothschild & Co.	2,248	71,548
Rubis SCA	3,404	185,820
Safran	2,151	294,818
Sanofi	7,465	660,086
Sartorius Stedim Biotech	594	75,265
Savencia	292	20,767
Schneider Electric	5,599	439,457
SCOR	6,725	286,432
SEB	1,269	213,652
Societe BIC	1,971	175,711
Societe Generale	10,861	313,812
Societe pour l'Informatique Industrielle	665	15,889
Sodexo	2,048	225,524
†SOITEC	590	48,407
†Solocal Group	24,875	14,524
Somfy	487	43,144
Sopra Steria Group	904	105,023
SPIE	4,989	88,264
†Ste Industrielle d'Aviation Latecoere	4,124	14,425
Stef	359	33,989
STMicroelectronics	22,956	340,491
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
STMicroelectronics (New York Shares)	1,700	$ 25,245
Suez	9,314	123,391
Synergie	615	19,187
Tarkett	4,378	94,088
†Technicolor	9,951	11,416
Teleperformance	2,918	524,559
Television Francaise 1	5,220	48,074
Thales	1,927	230,874
Thermador Groupe	504	28,293
TOTAL	35,880	1,996,696
TOTAL ADR	4,917	273,631
Trigano	575	44,864
†Ubisoft Entertainment	6,574	586,221
Union Financiere de France BQE S.A.	430	9,637
Valeo	3,904	113,344
†Vallourec	20,867	49,051
Veolia Environnement	5,769	129,075
Vetoquinol	184	11,812
Vicat	1,228	59,096
Vilmorin & Cie	478	25,310
Vinci	7,748	753,894
Vivendi	8,579	248,620
†Worldline	650	38,518
		28,832,081
Germany–7.12%
1&1 Drillisch	2,151	76,654
7C Solarparken AG	3,540	11,238
Aareal Bank	4,128	127,477
adidas	1,316	320,079
ADO Properties	1,211	68,856
†ADVA Optical Networking	4,994	50,105
†AIXTRON	2,094	18,897
All for One Steeb	186	10,763
Allgeier	430	11,876
Allianz	4,921	1,096,632
Amadeus Fire	302	34,876
Aurubis	2,276	122,091
Axel Springer	2,941	152,030
BASF	20,001	1,475,010
Basler	48	8,089
Bauer	962	16,571
Bayer	7,581	488,155
Bayer ADR	980	15,783
Bayerische Motoren Werke	9,036	697,706
BayWa	899	25,611
Bechtle	948	87,955
Beiersdorf	507	52,782
Bertrandt	580	41,119
bet-at-home.com	209	13,598

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Bilfinger	2,294	$ 79,969
Borussia Dortmund & Co.	8,109	74,498
Brenntag	8,908	457,989
CANCOM	1,820	82,057
Carl Zeiss Meditec Class B	390	32,593
†CECONOMY	5,079	27,006
CENIT	409	6,549
CENTROTEC Sustainable	677	9,040
Cewe Stiftung & Co.	635	54,990
comdirect bank	823	9,324
†Commerzbank	40,837	316,593
CompuGroup Medical	1,389	81,919
Continental	2,800	422,405
Corestate Capital Holding	853	33,739
Covestro	2,731	150,673
CropEnergies	1,890	11,025
CTS Eventim & Co.	2,438	115,598
Daimler	24,130	1,416,027
Deutsche Bank	39,833	324,719
Deutsche Bank (New York Shares)	10,580	85,910
Deutsche Boerse	2,951	378,376
Deutsche Lufthansa	13,159	289,248
Deutsche Pfandbriefbank	9,475	116,246
Deutsche Post	11,055	359,762
Deutsche Telekom	78,677	1,307,076
Deutsche Telekom ADR	4,300	71,315
Deutsche Wohnen	6,765	328,273
Deutz	14,839	124,497
DIC Asset	3,885	43,754
Diebold Nixdorf	590	39,247
Dr Hoenle	138	6,785
Draegerwerk & Co.	124	5,314
Duerr	3,943	154,811
E.ON	54,286	604,108
Eckert & Ziegler	210	18,114
†EDAG Engineering Group	532	9,548
Elmos Semiconductor	625	13,697
ElringKlinger	2,669	18,172
Energiekontor	647	11,503
Evonik Industries	6,459	176,261
†Evotec	5,346	142,433
Fielmann	1,134	78,289
First Sensor	589	13,564
Francotyp-Postalia Holding Class A	3,861	14,249
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fraport Frankfurt Airport Services Worldwide	1,932	$ 148,213
Freenet	12,360	265,861
Fresenius & Co.	3,519	196,684
Fresenius Medical Care & Co.	7,812	631,365
FUCHS PETROLUB	1,252	49,302
GEA Group	6,567	172,113
Gerresheimer	2,539	191,117
Gesco	598	15,261
GFT Technologies	1,564	13,334
Grand City Properties	5,470	132,100
H&R & Co.	1,285	10,696
Hamburger Hafen und Logistik	2,777	63,449
Hannover Rueck	1,444	207,489
Hapag-Lloyd	1,517	47,988
HeidelbergCement	3,729	268,793
†Heidelberger Druckmaschinen	22,239	38,822
Hella & Co.	4,241	186,799
Henkel & Co.	473	45,007
HOCHTIEF	474	68,679
†HolidayCheck Group	3,631	11,568
Hornbach Baumarkt	449	8,025
Hornbach Holding & Co.	103	5,165
HUGO BOSS	3,319	226,935
Indus Holding	1,375	66,307
Infineon Technologies	22,375	444,198
†Innogy	2,901	124,148
Isra Vision	465	17,399
Jenoptik	1,446	53,988
K+S	12,746	234,049
KION Group	5,935	310,568
Kloeckner & Co.	4,304	31,653
Koenig & Bauer	782	32,787
Krones	579	51,071
KWS Saat	195	13,474
LANXESS	5,727	306,171
LEG Immobilien	1,920	235,941
Leifheit	726	18,772
Leoni	1,918	37,474
†Manz	413	11,119
Merck	2,142	244,554
METRO	19,411	322,390
MLP	5,144	25,792
MTU Aero Engines	1,934	438,362
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	2,164	512,856
Nemetschek	931	159,088
†Nordex	5,598	91,736
Norma Group	2,584	125,567

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
OHB	563	$ 22,736
OSRAM Licht	3,640	125,395
Paragon & Co.	108	4,361
PATRIZIA Immobilien	2,227	49,617
Pfeiffer Vacuum Technology	698	106,799
PNE	7,182	18,449
Porsche Automobil Holding	3,828	240,216
ProSiebenSat.1 Media	17,596	250,513
Puma	75	43,496
†QIAGEN	3,299	133,913
QSC	11,002	15,316
Rational	114	70,444
Rheinmetall	3,893	406,409
RHOEN-KLINIKUM	858	24,716
RIB Software	1,099	18,160
RWE	19,324	518,892
S&T	737	18,486
SAF-Holland	3,803	43,556
Salzgitter	2,299	66,585
SAP	4,128	477,215
Sartorius	1,144	196,605
Scout24	2,351	121,735
SHW	537	11,977
Siemens	4,499	483,834
Siltronic	896	79,040
Sixt	1,046	109,404
Sixt Leasing	985	11,624
SMA Solar Technology	506	10,372
Software	1,442	48,810
Stabilus	1,248	60,383
STRATEC Biomedical	196	13,243
Stroeer & Co.	2,308	135,264
Suedzucker	4,143	52,946
†SUESS MicroTec	815	9,281
Surteco Group	396	11,104
Symrise	2,556	230,418
TAG Immobilien	5,096	125,860
Takkt	1,454	23,911
†Talanx	2,814	108,605
Technotrans	604	19,107
†Tele Columbus	2,040	3,707
Telefonica Deutschland Holding	18,736	58,827
thyssenkrupp	5,332	73,346
TLG Immobilien	2,739	82,465
†Tom Tailor Holding	3,269	8,823
Uniper	6,544	197,392
United Internet	8,958	327,558
VERBIO Vereinigte BioEnergie	2,083	16,181
Volkswagen	1,062	173,135
Vonovia	2,441	126,677
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Vossloh	415	$ 18,970
Wacker Chemie	1,267	109,079
Wacker Neuson	1,488	35,410
Washtec	578	44,089
Wirecard	1,481	186,047
Wuestenrot & Wuerttembergische	1,974	37,909
XING	119	41,181
†Zalando	276	10,759
Zeal Network	1,232	27,847
		26,153,646
■Hong Kong–3.07%
Agritrade Resources	340,000	56,306
AIA Group	106,000	1,059,976
Allied Properties	148,000	35,094
†Applied Development Holdings	125,000	6,051
APT Satellite Holdings	27,500	12,331
Asia Satellite Telecommunications Holdings	6,500	5,382
ASM Pacific Technology	21,700	242,475
Bank of East Asia	26,996	87,758
BOC Aviation	16,200	132,227
BOC Hong Kong Holdings	31,000	128,648
Bright Smart Securities & Commodities Group	48,000	12,015
=†Brightoil Petroleum Holdings	123,000	23,503
†Burwill Holdings	208,000	4,214
Cafe de Coral Holdings	38,000	96,773
Cathay Pacific Airways	22,000	38,509
Century City International Holdings	124,000	11,080
CGN Mining	155,000	7,222
China Display Optoelectronics Technology Holdings	192,000	23,769
China Everbright Greentech	17,000	13,515
China Flavors & Fragrances	38,000	11,569
China Goldjoy Group	188,000	7,793
†China Shandong Hi-Speed Financial Group	432,000	15,684
Chinese Estates Holdings	17,000	19,782
Chong Hing Bank	21,000	38,906
Chow Sang Sang Holdings International	15,000	23,347

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Chow Tai Fook Jewellery Group	32,000	$ 32,393
Chuang's Consortium International	88,000	19,968
CITIC Telecom International Holdings	159,000	71,538
CK Asset Holdings	34,680	308,853
CK Hutchison Holdings	22,180	233,230
CK Infrastructure Holdings	17,000	139,534
CK Life Sciences International Holdings	84,000	4,773
CLP Holdings	8,000	92,789
CNQC International Holdings	42,500	8,933
†Common Splendor International Health Industry Group	284,000	21,738
†Cosmopolitan International Holdings	72,000	13,483
Cowell e Holdings	68,000	12,413
CSI Properties	280,000	14,283
Dah Sing Banking Group	19,600	36,843
Dah Sing Financial Holdings	8,800	46,228
Eagle Nice International Holdings	4,000	1,539
Emperor International Holdings	44,000	13,626
†Esprit Holdings	109,700	23,661
Fairwood Holdings	6,000	21,141
Far East Consortium International	64,000	30,673
†FIH Mobile	173,000	19,214
First Pacific	172,000	62,842
†First Shanghai Investments	16,000	1,307
Galaxy Entertainment Group	25,000	170,375
Get Nice Holdings	752,000	27,794
Giordano International	126,000	61,203
Global Brands Group Holding	358,000	4,882
†Gold-Finance Holdings	80,000	2,425
Goodbaby International Holdings	98,000	28,483
Guoco Group	4,000	58,032
Guotai Junan International Holdings	144,000	29,251
Haitong International Securities Group	131,864	52,036
Hang Lung Group	33,000	106,084
Hang Lung Properties	50,000	122,122
Hang Seng Bank	10,700	264,214
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Hanison Construction Holdings	16,639	$ 2,861
Henderson Land Development	24,011	152,814
HK Electric Investments	36,500	37,291
HKBN	29,000	46,213
HKR International	50,160	29,423
HKT Trust	151,000	242,756
Hong Kong & China Gas	27,346	65,582
Hong Kong Exchanges & Clearing	8,541	298,410
†Hong Kong Finance Investment Holding Group	158,000	18,316
Hong Kong International Construction Investment Management Group	50,000	19,108
Hongkong & Shanghai Hotels	42,500	61,179
Hopewell Holdings	31,500	154,986
Hutchison Telecommunications Hong Kong Holdings	130,000	55,363
Hysan Development	13,000	69,683
†I-CABLE Communications	16,026	212
IGG	53,000	73,604
IT	50,000	23,157
ITC Properties Group	31,000	7,865
Jacobson Pharma	86,000	17,447
Johnson Electric Holdings	29,500	68,404
Kerry Logistics Network	28,500	51,602
Kerry Properties	27,000	120,712
Kingston Financial Group	186,000	42,214
Kowloon Development	35,000	43,710
Lai Sun Development	8,400	14,168
Lai Sun Garment International	14,200	21,671
†Landing International Development	96,000	27,429
Li & Fung	524,000	94,397
Lifestyle International Holdings	28,500	49,433
Liu Chong Hing Investment	10,000	17,692
L'Occitane International	27,750	51,453
Luk Fook Holdings International	30,000	101,092
Macau Legend Development	150,000	25,412
Man Wah Holdings	160,800	94,316
Mega Expo Holdings	50,000	28,176

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Melco International Development	53,000	$ 124,337
Melco Resorts & Entertainment ADR	600	13,554
Microport Scientific	31,000	29,182
Midland Holdings	37,628	7,872
†Million Hope Industries Holdings	6,655	636
Miramar Hotel & Investment	10,000	21,605
†Mongolian Mining	355,000	6,425
MTR	18,000	111,526
NagaCorp	106,000	148,449
Nameson Holdings	38,000	3,491
Nanfang Communication Holdings	20,000	11,720
New World Development	155,077	257,383
†NewOcean Energy Holdings	62,000	17,692
NWS Holdings	48,058	105,216
†OCI International Holdings	24,000	4,647
=†Pacific Andes International Holdings	338,000	1,179
Pacific Basin Shipping	247,000	53,289
Pacific Textiles Holdings	82,000	73,763
PC Partner Group	28,000	7,620
PCCW	346,000	215,114
Pico Far East Holdings	58,000	23,570
Playmates Holdings	60,000	8,487
Polytec Asset Holdings	88,500	11,514
Power Assets Holdings	10,500	72,848
PRADA	21,600	64,388
Public Financial Holdings	24,000	10,338
†Realord Group Holdings	26,000	16,662
Regal Hotels International Holdings	18,000	11,302
Regina Miracle International Holdings	29,000	20,545
Sa International Holdings	118,153	40,404
†Samsonite International	102,600	329,657
Shangri-La Asia	52,000	73,927
Shenwan Hongyuan	20,000	5,438
Singamas Container Holdings	72,000	11,828
Sino Land	90,851	175,912
SITC International Holdings	132,000	135,532
Sitoy Group Holdings	26,000	5,837
SmarTone Telecommunications Holdings	33,500	36,431
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Soundwill Holdings	5,000	$ 7,650
Stella International Holdings	14,000	21,045
Sun Hung Kai & Co.	29,000	14,568
Sun Hung Kai Properties	21,500	369,600
SUNeVision Holdings	49,000	41,822
Swire Pacific Class A	15,500	199,654
Swire Pacific Class B	22,500	45,063
Swire Properties	12,800	55,090
Tao Heung Holdings	2,000	385
Techtronic Industries	27,000	181,835
Television Broadcasts	19,200	37,252
Texwinca Holdings	36,000	13,493
TK Group Holdings	26,000	16,317
†TOM Group	44,000	8,645
Tradelink Electronic Commerce	74,000	12,262
Transport International Holdings	13,600	41,060
Tsui Wah Holdings	20,000	2,064
United Laboratories International Holdings	36,000	21,299
Value Partners Group	100,000	77,921
Victory City International Holdings	87,604	1,105
Vitasoy International Holdings	20,000	96,863
VPower Group International Holdings	11,000	4,064
VSTECS Holdings	32,000	18,564
VTech Holdings	16,800	172,051
WH Group	313,000	334,793
Wharf Holdings	30,000	90,692
Wharf Real Estate Investment	13,000	96,885
Wheelock & Co.	24,000	176,138
Wing On Co. International	3,000	10,472
Wing Tai Properties	16,000	12,111
Xinyi Glass Holdings	140,000	160,762
Yue Yuen Industrial Holdings	52,000	179,023
		11,289,851
Ireland–0.75%
AIB Group	19,845	89,303
Bank of Ireland Group	40,459	241,460
C&C Group	21,795	78,317
†COSMO Pharmaceuticals	326	27,079
CRH	865	26,811
CRH ADR	18,861	584,691
Glanbia (London Stock Exchange)	18,667	365,189

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Irish Continental Group	11,092	$ 60,470
James Hardie Industries CDI	7,448	96,095
Kerry Group Class A	1,119	124,896
Kingspan Group	7,952	368,471
Paddy Power Betfair	3,096	238,765
Paddy Power Betfair (London Stock Exchange)	642	49,754
†Permanent TSB Group Holdings	929	1,342
Smurfit Kappa Group	13,172	368,142
UDG Healthcare	2,468	18,203
		2,738,988
Israel–0.74%
†Africa Israel Properties	560	15,538
†Airport City	2,584	37,529
Alrov Properties and Lodgings	323	11,133
Amot Investments	5,068	28,212
†Arko Holdings	22,824	9,671
Ashtrom Group	3,232	19,461
Ashtrom Properties	3,364	16,245
Azrieli Group	798	47,269
Bank Hapoalim	28,809	191,456
Bank Leumi Le-Israel	49,700	325,611
Bayside Land	27	12,887
Bezeq The Israeli Telecommunication	60,878	43,787
Big Shopping Centers	149	10,115
Blue Square Real Estate	300	11,827
†Brack Capital Properties	39	4,234
†Cellcom Israel	6,426	23,341
†Clal Insurance Enterprises Holdings	812	10,730
Danel Adir Yeoshua	234	12,557
Delek Automotive Systems	3,464	13,389
Delek Group	320	55,480
Delta Galil Industries	368	11,319
†Dexia Israel Bank	75	14,148
Direct Insurance Financial Investments	1,870	21,149
†El Al Israel Airlines	17,349	4,450
Elbit Systems	270	34,975
Elbit Systems (New York Shares)	192	24,768
Electra	116	29,471
Electra Consumer Products 1970	515	6,001
†Equital	1,353	38,699
†First International Bank Of Israel	2,222	52,462
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Formula Systems 1985	762	$ 35,723
Fox Wizel	1,055	32,339
Gilat Satellite Networks	1,455	11,982
Hadera Paper	295	22,417
Harel Insurance Investments & Financial Services	9,588	63,314
Hilan	812	22,096
IDI Insurance	189	9,026
IES Holdings	263	13,677
†Industrial Buildings	8,736	14,086
Inrom Construction Industries	2,596	8,965
Israel Chemicals	16,283	85,078
Israel Discount Bank Class A	51,316	177,833
†Kamada	634	3,635
Kerur Holdings	403	9,959
Magic Software Enterprises	1,300	10,868
Malam - Team	207	22,059
Matrix IT	1,514	19,083
Maytronics	4,037	26,124
Mega Or Holdings	1,052	13,055
Melisron	701	35,600
Menora Mivtachim Holdings	2,003	24,438
Migdal Insurance & Financial Holding	29,788	28,063
Mizrahi Tefahot Bank	4,998	103,011
Naphtha Israel Petroleum	2,641	16,798
Nawi Brothers	1,174	6,269
†Neto ME Holdings	91	8,217
†Nice	211	25,771
†Nice ADR	698	85,512
†Nova Measuring Instruments	1,159	28,487
†Oil Refineries	183,266	89,795
†OPC Energy	1,809	11,172
†Partner Communications	7,166	27,461
Paz Oil	555	83,014
Phoenix Holdings	7,112	36,945
Plasson Industries	216	9,500
Rami Levy Chain Stores Hashikma Marketing 2006	226	11,437
Scope Metals Group	396	10,530
Shapir Engineering and Industry	3,168	10,797
†Shikun & Binui	16,387	39,291
Shufersal	9,132	59,049
Strauss Group	1,682	40,328

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Summit Real Estate Holdings	1,759	$ 15,576
Tadiran Holdings	507	12,667
†Teva Pharmaceutical Industries ADR	4,921	77,161
†Tower Semiconductor	3,782	62,630
		2,698,752
Italy–2.68%
A2A	95,280	174,086
ACEA	3,282	55,573
Amplifon	4,440	86,648
Aquafil	1,318	14,785
†Arnoldo Mondadori Editore	9,603	16,697
Ascopiave	4,301	16,959
Assicurazioni Generali	24,232	449,274
Atlantia	6,785	175,962
Autogrill	10,024	96,519
Avio	1,339	18,865
Azimut Holding	9,353	159,145
=†Banca Carige	7,846	13
Banca Farmafactoring	6,455	39,269
Banca Generali	2,086	51,928
Banca IFIS	815	13,458
Banca Mediolanum	6,923	49,129
†Banca Monte dei Paschi di Siena	3,450	4,831
Banca Popolare di Sondrio	26,099	71,480
†Banco BPM	100,001	207,213
Banco di Desio e della Brianza	4,685	10,406
BE	10,569	11,690
Biesse	435	9,473
BPER Banca	30,108	123,206
Brembo	10,246	116,289
Brunello Cucinelli	1,247	42,933
Buzzi Unicem	2,778	56,915
Cairo Communication	10,980	46,450
Cementir Holding	2,477	17,490
Cerved Group	5,416	53,932
CIR-Compagnie Industriali Riunite	21,107	25,870
CNH Industrial	16,587	168,999
Credito Emiliano	4,840	27,227
†Credito Valtellinese	477,622	38,388
Danieli & C Officine Meccaniche	833	16,689
Datalogic	1,125	26,286
Davide Campari-Milano	11,156	109,604
De' Longhi	2,087	56,394
DiaSorin	872	87,951
Enav	7,305	39,841
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Enel	138,122	$ 885,059
Eni	58,053	1,025,711
ERG	2,382	45,113
Esprinet	1,533	5,537
Falck Renewables	13,966	50,763
Ferrari	2,515	337,886
Fila	1,179	16,876
†Fincantieri	11,573	14,245
FinecoBank Banca Fineco	13,075	172,267
FNM	22,397	13,416
Geox	789	1,462
Gruppo MutuiOnline	1,221	25,284
Hera	47,402	171,547
IMA Industria Macchine Automatiche	662	49,503
†IMMSI	4,790	2,529
Interpump Group	2,344	76,563
Intesa Sanpaolo	191,203	466,634
Iren	32,369	82,635
Italgas	18,912	116,859
Italmobiliare	714	16,219
†Juventus Football Club	25,405	43,434
Leonardo	13,948	162,449
Maire Tecnimont	9,843	37,545
MARR	1,059	24,126
Massimo Zanetti Beverage Group	2,053	13,772
†Mediaset	31,335	95,780
Mediobanca Banca di Credito Finanziario	28,003	291,570
Moncler	4,689	189,246
†Mondo TV	3,293	5,025
†OVS	2,123	3,901
Piaggio & C	13,390	32,697
Poste Italiane	24,360	237,292
Prima Industrie	237	5,266
Prysmian	2,156	40,862
RAI Way	4,043	20,907
Recordati	1,750	68,190
Reno de Medici	19,356	14,287
Reply	484	31,187
†Rizzoli Corriere Della Sera Mediagroup	17,359	24,842
Sabaf	510	9,167
SAES Getters	855	21,100
†Safilo Group	2,772	2,220
†Saipem	42,115	223,022
Salini Impregilo	8,251	19,196
Salvatore Ferragamo	1,717	36,855
Saras	40,141	74,390
Servizi Italia	1,444	6,400
Sesa	667	21,249
Snam	11,027	56,724

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Societa Cattolica di Assicurazioni SC	10,820	$ 103,522
Societa Iniziative Autostradali e Servizi	4,013	69,572
SOL	1,200	15,238
Technogym	3,868	47,650
†Telecom Italia	516,800	321,886
†Telecom Italia ADR	6,900	43,332
Terna Rete Elettrica Nazionale	34,565	219,378
Tod's	380	17,605
UniCredit	26,454	339,815
Unieuro	1,596	23,636
Unione di Banche Italiane	72,465	192,030
Unipol Gruppo	24,457	122,000
UnipolSai Assicurazioni	43,859	118,442
Zignago Vetro	1,349	15,087
		9,825,869
Japan–22.34%
77 Bank	3,300	46,131
A&D	2,600	17,998
ABC-Mart	500	29,768
Abist	800	23,090
Achilles	800	13,808
Adastria	1,600	35,522
ADEKA	4,300	63,208
Adtec Plasma Technology	1,800	10,361
Advan	1,200	11,061
Advantest	2,100	49,051
Aeon	12,600	263,911
Aeon Delight	900	35,042
Aeon Fantasy	1,000	25,847
AEON Financial Service	3,800	77,494
Aeon Hokkaido	2,300	15,661
Aeon Mall	3,000	49,375
†Aeria	1,700	9,717
AGC	8,900	312,616
Ahresty	1,900	10,887
Ai Holdings	1,200	19,876
Aica Kogyo	1,900	63,516
Aichi	3,200	20,268
Aichi Bank	600	18,648
Aichi Steel	400	12,441
Aichi Tokei Denki	500	18,361
Aida Engineering	1,500	10,853
†Aiful	15,600	39,254
Ain Holdings	1,500	112,805
Air Water	9,700	140,887
Airport Facilities	2,700	13,500
Aisan Industry	2,000	12,319
Aisin Seiki	7,300	261,333
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ajinomoto	13,400	$ 214,494
Ajis	700	22,173
Akatsuki	400	23,055
†Akebono Brake Industry	7,100	7,971
Akita Bank	900	18,277
Albis	600	12,551
Alconix	1,500	15,565
Alfresa Holdings	1,300	37,046
Alinco	2,100	18,689
Alpen	600	9,278
Alps Electric	15,024	314,122
Altech	500	8,357
Amada Holdings	8,900	88,308
Amano	2,700	63,812
Amiyaki Tei	300	9,460
Amuse	600	12,736
ANA Holdings	1,000	36,688
Anest Iwata	1,300	11,448
†Anicom Holdings	1,100	29,831
AOKI Holdings	1,900	19,914
Aomori Bank	1,100	29,189
Aoyama Trading	2,200	50,048
Aozora Bank	2,000	49,424
Arakawa Chemical Industries	1,000	12,319
Arata	800	27,624
Arcland Sakamoto	1,600	21,693
Arcland Service Holdings	500	9,176
Arcs	1,600	35,243
Arealink	700	5,679
Ariake Japan	300	16,092
Artnature	400	2,293
ArtSpark Holdings	1,600	9,670
Asahi	1,900	26,306
Asahi Diamond Industrial	1,800	12,451
Asahi Group Holdings	2,900	129,452
Asahi Holdings	3,300	59,740
Asahi Intecc	2,800	131,865
Asahi Kasei	22,000	227,837
ASAHI YUKIZAI	1,500	22,141
Asante	800	15,764
Asanuma	500	11,127
Asia Pile Holdings	1,700	9,328
Asics	4,800	64,591
ASKA Pharmaceutical	2,200	22,818
Astellas Pharma	12,700	190,827
Asukanet	1,500	17,593
Asunaro Aoki Construction	2,300	20,360
Ateam	900	14,680
Atom	4,300	38,210
†Atrae	1,000	35,154

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Autobacs Seven	1,800	$ 29,929
Avex	2,600	34,722
Awa Bank	3,000	76,334
Axial Retailing	1,200	36,986
Azbil	2,400	56,265
Bandai Namco Holdings	2,700	126,768
Bando Chemical Industries	1,500	14,408
Bank of Iwate	900	26,600
Bank of Kochi	500	3,664
Bank of Kyoto	2,400	100,489
Bank of Nagoya	700	22,616
Bank of Okinawa	1,180	36,785
Bank of Saga	700	12,065
Bank of the Ryukyus	1,800	18,358
Bank of Toyama	500	14,764
Baroque Japan	4,000	31,223
BayCurrent Consulting	1,000	31,493
Beenos	600	6,542
Belc	900	40,810
Bell System24 Holdings	3,800	47,133
Belluna	2,000	15,537
Benefit One	3,600	70,806
Benesse Holdings	1,200	31,228
Bic Camera	5,500	57,850
BML	1,000	29,047
Bourbon	500	8,486
Bridgestone	12,200	470,108
Broadleaf	3,800	20,033
Bronco Billy	900	21,452
Brother Industries	11,500	213,585
Bunka Shutter	2,900	21,053
C Uyemura & Co.	300	17,567
Calbee	1,700	45,914
Can Do	500	7,642
Canon	10,400	301,965
Canon Electronics	1,900	30,146
Canon Marketing Japan	1,600	31,543
Capcom	2,600	58,354
Carlit Holdings	2,400	16,916
Casio Computer	5,600	73,282
Cawachi	1,700	27,214
Central Glass	1,800	39,636
Central Japan Railway	600	139,468
Central Sports	600	17,106
Chiba Bank	15,400	83,743
Chiba Kogyo Bank	4,900	13,255
Chilled & Frozen Logistics Holdings	700	7,830
Chiyoda Integre	500	9,281
Chubu Electric Power	4,500	70,349
Chubu Shiryo	900	9,512
Chuetsu Pulp & Paper	800	10,050
Chugai Pharmaceutical	500	34,440
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Chugai Ro	300	$ 4,756
Chugoku Bank	8,100	75,968
Chugoku Electric Power	5,300	66,158
Chugoku Marine Paints	4,600	41,261
Chukyo Bank	700	14,359
CI Takiron	4,000	21,720
Citizen Watch	19,000	106,171
CKD	2,700	24,474
CK-San-Etsu	100	2,610
CMIC Holdings	800	11,132
CMK	2,400	14,059
Coca-Cola Bottlers Japan Holdings Class C	3,275	83,305
cocokara fine	600	23,869
Coco's Japan	700	14,340
COLOPL	1,900	11,810
Colowide	2,300	47,693
COMSYS Holdings	3,000	81,950
Comture	500	16,498
Concordia Financial Group	23,369	90,353
CONEXIO	1,700	21,452
†COOKPAD	1,200	3,022
Cosel	1,100	11,603
Cosmo Energy Holdings	5,100	102,427
Cosmos Pharmaceutical	300	51,944
CRE	2,500	21,757
Create Restaurants Holdings	1,300	16,079
Create SD Holdings	1,300	30,636
Credit Saison	5,700	75,417
Cresco	800	24,084
CTI Engineering	400	5,450
CTS	2,700	15,217
CyberAgent	1,900	77,749
Dai Nippon Printing	5,200	124,555
Dai Nippon Toryo	2,000	20,020
Daibiru	3,600	34,228
Daicel	13,700	149,206
Dai-Dan	900	20,922
Daido Metal	3,800	24,352
Daido Steel	1,500	59,375
Daifuku	1,500	78,464
Daihatsu Diesel Manufacturing	2,100	11,804
Daihen	800	20,607
Daiho	1,000	29,279
Dai-Ichi Cutter Kogyo	1,200	19,257
Daiichi Jitsugyo	600	17,349
Daiichi Kigenso Kagaku-Kogyo	1,000	7,345
Dai-ichi Life Holdings	13,300	185,154
Daiichi Sankyo	900	41,560
Dai-ichi Seiko Class C	300	2,845

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiichikosho	1,300	$ 66,566
Daiken	800	15,596
Daiki Aluminium Industry	3,000	18,047
Daikin Industries	1,400	164,562
Daikoku Denki	900	12,540
Daikokutenbussan	800	27,769
Daikyonishikawa	4,000	36,834
Dainichiseika Color & Chemicals Manufacturing	600	16,417
Daio Paper	5,600	68,777
Daiseki	500	12,192
Daishi Hokuetsu Financial Group	2,050	58,029
Daito Pharmaceutical	600	14,987
Daito Trust Construction	800	111,614
Daiwa House Industry	13,600	433,127
Daiwa Securities Group	42,900	209,108
Daiwabo Holdings	1,000	57,737
Daiyu Lic Holdings	1,600	13,461
DCM Holdings	5,700	53,165
Dear Life	4,700	17,987
DeNA	3,700	55,774
Denka	5,500	159,154
Denso	4,200	164,091
Dentsu	2,100	88,877
Denyo	900	11,153
Descente	600	15,752
Dexerials	2,900	19,272
DIC	4,600	134,778
Digital Arts	500	40,983
Digital Hearts Holdings	1,000	11,665
Dip	1,500	26,016
Disco	500	71,606
DKS	600	18,897
DMG Mori	5,400	67,135
Don Quijote Holdings	1,500	99,381
Doshisha	900	14,059
Doutor Nichires Holdings	1,900	36,122
Dowa Holdings	2,300	75,737
DTS	1,100	40,733
DyDo Group Holdings	400	18,051
Eagle Industry	2,500	27,367
Earth	600	27,863
East Japan Railway	1,300	125,536
Ebara	3,600	101,881
Ebara Foods Industry	800	15,692
Eco's	1,500	21,051
EDION	4,000	34,935
EF-ON	960	6,665
eGuarantee	2,400	23,979
E-Guardian	700	14,197
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ehime Bank	1,400	$ 14,412
Eidai	3,200	12,017
Eiken Chemical	1,600	37,723
Eisai	300	16,880
Eizo	200	7,969
Elecom	1,300	40,170
Electric Power Development	1,300	31,701
Elematec	100	1,531
EM Systems	2,300	27,660
Endo Lighting	1,600	11,011
†Enigmo	1,200	31,058
en-japan	1,400	40,898
Enplas	400	10,316
EPS Holdings	2,100	35,117
eRex	2,300	21,539
ES-Con Japan	1,800	11,905
ESPEC	900	16,836
Excel	600	12,685
Exedy	2,000	43,447
Ezaki Glico	800	42,103
F@N Communications	2,300	11,729
FALCO HOLDINGS	900	11,069
FamilyMart UNY Holdings	4,400	112,160
FANUC	500	85,507
Fast Retailing	400	188,384
FCC	2,600	55,141
†FDK	1,200	10,828
Feed One	9,200	14,647
Ferrotec Holdings	2,600	26,132
FIDEA Holdings	7,000	8,292
Financial Products Group	3,100	25,451
First Bank of Toyama	3,100	10,344
First Brothers	1,700	17,607
Fixstars	1,500	18,922
FJ Next	1,500	11,572
Foster Electric	900	13,558
FP	1,000	59,151
France Bed Holdings	1,400	11,417
Freebit	2,500	21,752
Freund	1,800	13,530
F-Tech	1,100	8,882
Fudo Tetra	490	6,394
Fuji	3,100	22,985
Fuji Aichi	1,800	24,038
Fuji Ehime	600	10,366
Fuji Electric	3,000	85,413
Fuji Kyuko	1,000	37,645
Fuji Miyagi	700	13,953
Fuji Oil	6,500	14,768
Fuji Oil Holdings	1,700	58,281
Fuji Pharma	1,200	19,000

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Seal International	2,700	$ 97,815
Fuji Soft	1,000	39,662
Fujibo Holdings	300	7,154
Fujicco	600	11,673
FUJIFILM Holdings	2,200	100,206
Fujikura	24,000	90,629
Fujikura Kasei	1,700	9,145
Fujimori Kogyo	900	24,794
Fujisash	13,300	10,697
Fujita Kanko	400	9,871
Fujitec	1,500	16,642
Fujitsu	6,000	433,918
Fujitsu Frontech	700	6,406
Fujitsu General	3,600	51,038
Fukuda	400	15,249
Fukui Bank	1,800	27,616
Fukui Computer Holdings	500	9,340
Fukuoka Financial Group	3,200	71,058
†Fukushima Bank	1,600	5,475
Fukushima Industries	700	22,523
Fukuyama Transporting	1,400	53,987
FULLCAST Holdings	1,000	21,395
Funai Soken Holdings	1,800	43,400
Furukawa	1,900	23,987
Furukawa Battery	2,300	14,536
Furukawa Electric	5,600	141,727
Furuno Electric	2,500	23,321
Furusato Industries	500	7,286
Furyu	3,800	33,972
Fuso Chemical	1,200	20,238
Fuso Pharmaceutical Industries	400	9,149
Futaba Industrial	7,100	35,078
Future	2,000	34,380
Fuyo General Lease	1,100	54,565
G-7 Holdings	800	16,876
Gakken Holdings	600	27,900
Gecoss	900	8,428
Genki Sushi	900	42,027
Geo Holdings	3,500	48,669
Geostr	1,400	5,455
Giken	800	24,502
GLOBERIDE	700	16,653
Glory	2,200	52,889
GMO Financial Holdings	2,700	15,742
GMO internet	4,400	71,989
GMO Payment Gateway	800	57,054
Godo Steel	1,200	17,989
Goldcrest	1,400	18,927
Goldwin	400	58,380
Gree	1,400	5,730
GS Yuasa	5,000	98,314
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
G-Tekt	1,700	$ 23,556
GungHo Online Entertainment	9,800	35,773
Gunma Bank	13,900	52,675
†Gunosy	1,700	36,836
Gunze	1,100	44,555
Gurunavi	3,200	20,120
H2O Retailing	2,900	40,483
HABA Laboratories	400	25,236
Hachijuni Bank	15,400	63,926
Hagihara Industries	1,300	16,810
Hagiwara Electric Holdings	400	11,149
Hakudo	1,100	15,454
Hakuhodo DY Holdings	5,200	83,731
Hakuto	1,300	13,805
Halows	800	15,876
Hamakyorex	1,000	38,452
Hamamatsu Photonics	1,000	38,793
Hankyu Hanshin Holdings	3,800	142,643
Hanwa	1,400	39,142
Happinet	800	10,344
Harada Industry	1,800	13,506
Harima Chemicals Group	2,600	24,228
Harmonic Drive Systems	1,200	41,336
Haseko	18,700	235,691
Hazama Ando	15,000	100,571
Heiwa	1,100	22,008
Heiwa Real Estate	1,500	28,933
Heiwado	2,200	46,877
Helios Techno Holding	2,500	15,060
Hibino	1,000	24,225
Hibiya Engineering	900	15,382
Hiday Hidaka	792	15,341
Hikari Tsushin	300	56,942
HI-LEX	900	16,881
Hino Motors	8,000	67,537
Hioki EE	100	4,293
Hirakawa Hewtech	600	7,756
Hiramatsu	4,200	12,956
Hirata	700	48,541
Hirose Electric	1,005	105,824
Hiroshima Bank	11,300	57,598
HIS	1,900	69,972
Hisamitsu Pharmaceutical	400	18,451
Hitachi	23,900	776,526
Hitachi Capital	5,900	137,020
Hitachi Chemical	3,100	68,988
Hitachi Construction Machinery	4,300	114,633

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi High-Technologies	1,500	$ 61,634
Hitachi Metals	6,200	72,232
Hitachi Transport System	3,500	103,999
Hitachi Zosen	8,800	27,083
Hochiki	1,300	13,100
Hodogaya Chemical	400	11,683
Hogy Medical	800	28,244
Hokkaido Coca-Cola Bottling	200	6,492
Hokkaido Electric Power	9,500	54,685
Hokkan Holdings	800	13,901
Hokkoku Bank	1,300	40,817
Hokuetsu	9,600	56,194
Hokuetsu Industries	2,000	20,878
Hokuhoku Financial Group	6,600	68,793
†Hokuriku Electric Power	7,900	62,031
Hokuto	600	10,399
Honda Motor	18,400	499,758
Honda Motor ADR	4,400	119,548
Honda Tsushin Kogyo	2,400	11,538
H-One	800	6,496
Honeys Holdings	2,400	23,921
Honma Golf	17,500	18,510
Hoosiers Holdings	1,000	5,838
Horiba	2,600	144,996
Hoshizaki	200	12,415
Hosiden	3,100	26,082
Hosokawa Micron	600	26,880
House Foods Group	1,300	52,375
Hoya	2,100	139,098
Hulic	3,100	30,460
Hyakugo Bank	12,500	39,804
Hyakujushi Bank	1,200	24,870
Ibiden	5,600	85,341
IBJ Leasing	1,900	44,921
Ichibanya	600	26,250
Ichigo	17,500	60,026
Ichiken	800	13,618
Ichikoh Industries	2,000	10,804
Ichinen Holdings	1,200	12,512
Ichiyoshi Securities	4,600	32,307
Idec	2,000	34,635
Idemitsu Kosan	7,500	250,861
IDOM	9,500	27,692
Ihara Science	1,200	13,024
IHI	5,100	122,861
Iida Group Holdings	3,500	63,508
Iino Kaiun Kaisha	5,000	16,891
IJT Technology Holdings	2,700	14,191
IMAGICA GROUP	4,200	25,411
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Imasen Electric Industrial	600	$ 5,435
Inaba Denki Sangyo	900	34,886
Inaba Seisakusho	1,800	22,798
Inabata & Co.	2,800	38,146
Inageya	600	6,911
I-Net	1,100	13,112
Infocom	800	13,347
Infomart	3,900	47,685
Information Services International-Dentsu	900	31,093
Innotech	4,500	39,345
Intage Holdings	2,000	15,549
Internet Initiative Japan	2,800	56,793
Inui Global Logistics	2,200	17,816
Iriso Electronics	1,300	59,680
Iseki & Co.	700	10,326
Isetan Mitsukoshi Holdings	6,200	62,724
Ishihara Sangyo Kaisha	1,600	16,369
Istyle	4,000	33,275
Isuzu Motors	15,600	205,528
Ito En	800	41,642
ITOCHU	6,700	121,429
Itochu Enex	3,700	29,875
Itochu Techno-Solutions	2,100	49,133
Itochu-Shokuhin	300	12,835
Itoham Yonekyu Holdings	7,500	46,754
Itoki	1,700	8,307
IwaiCosmo Holdings	800	8,951
Iwatani	3,000	96,380
Iyo Bank	9,400	49,761
Izumi	800	37,335
J Front Retailing	10,400	123,923
J Trust	2,900	9,917
JAC Recruitment	1,300	28,773
Jaccs	1,400	22,568
†Jalux	300	6,847
Jamco	400	8,383
Janome Sewing Machine	1,000	4,297
Japan Airlines	1,800	63,431
Japan Airport Terminal	500	21,185
†Japan Asset Marketing	3,900	3,842
Japan Aviation Electronics Industry	4,000	55,895
Japan Cash Machine	2,400	25,697
†Japan Display	40,900	25,610
Japan Exchange Group	6,600	117,803
Japan Investment Adviser	700	16,523
Japan Lifeline	2,500	41,464
Japan Material	2,100	25,856
Japan Meat	800	14,262

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Medical Dynamic Marketing	1,400	$ 13,757
Japan Post Holdings	21,100	246,952
Japan Property Management Center	1,500	10,758
Japan Pulp & Paper	400	15,016
Japan Securities Finance	8,700	45,980
Japan Steel Works	5,500	101,739
Japan Tobacco	7,400	183,282
Japan Transcity	3,000	12,088
Japan Wool Textile	2,700	23,026
JCU	2,100	32,952
Jeol	1,400	25,267
JFE Holdings	11,100	188,931
JGC	4,300	57,334
Jimoto Holdings	7,400	7,765
JINS	600	32,478
JK Holdings	1,500	7,595
J-Oil Mills	400	14,895
Joshin Denki	1,000	23,105
JSP	1,400	30,936
JSR	3,400	52,898
JTEKT	9,900	122,246
Juki	2,600	25,952
Juroku Bank	1,800	36,582
Justsystems	900	22,946
JVC Kenwood	16,000	38,811
JXTG Holdings	94,450	431,159
kabu.com Securities	7,000	35,193
†Kadokawa Dwango	2,300	24,266
Kadoya Sesame Mills	300	14,061
Kaga Electronics	1,700	31,287
Kagome	1,300	36,595
Kajima	14,500	214,494
Kakaku.com	2,700	52,016
Kaken Pharmaceutical	1,800	81,988
Kakiyasu Honten	700	13,668
Kameda Seika	300	14,397
Kamei	1,600	17,070
Kamigumi	5,100	118,286
Kanaden	1,100	11,720
Kanagawa Chuo Kotsu	400	13,742
Kanamoto	2,500	62,027
Kandenko	4,000	34,237
Kaneka	2,200	82,594
Kaneko Seeds	900	11,409
Kanematsu	6,800	77,954
Kanematsu Electronics	800	24,227
Kansai Electric Power	4,600	67,837
Kansai Mirai Financial Group	3,022	21,554
Kansai Paint	2,000	38,230
Kansai Super Market	1,600	14,924
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kanto Denka Kogyo	4,200	$ 28,393
Kao	2,500	197,317
Kasai Kogyo	2,600	19,253
Kato Sangyo	800	26,424
Kato Works	400	9,454
KAWADA TECHNOLOGIES	200	14,248
Kawai Musical Instruments Manufacturing	900	23,439
Kawasaki Heavy Industries	7,200	178,078
†Kawasaki Kisen Kaisha	2,800	30,188
KDDI	43,700	941,179
Keihan Holdings	3,300	138,928
Keihanshin Building	2,700	26,399
Keihin	3,600	59,093
Keikyu	4,300	73,057
Keio	1,000	64,687
Keisei Electric Railway	1,200	43,640
Keiyo	600	2,685
Keiyo Bank	5,500	32,146
Kenedix	6,500	32,591
Kenko Mayonnaise	500	9,930
Kewpie	5,500	132,130
Key Coffee	700	13,139
Keyence	600	375,117
KFC Holdings Japan	700	12,565
KH Neochem	1,600	38,725
Kikkoman	700	34,420
Kinden	3,700	61,398
Kintetsu Department Store	700	22,047
Kintetsu Group Holdings	1,300	60,640
Kintetsu World Express	2,900	44,304
Kirin Holdings	6,200	148,327
Kirindo Holdings	500	6,697
Ki-Star Real Estate	600	9,056
Kitagawa	600	12,224
Kita-Nippon Bank	400	7,097
Kitano Construction	300	8,428
Kitanotatsujin	3,800	16,058
Kito	2,000	30,304
Kitz	5,100	37,465
Kiyo Bank	4,100	57,209
†KLab	1,600	12,606
†KNT-CT Holdings	600	7,213
Koa	1,100	14,851
Koatsu Gas Kogyo	2,000	15,448
Kobayashi Pharmaceutical	300	25,382
Kobe Bussan	1,200	45,586
†Kobe Electric Railway	500	17,823
Kobe Steel	32,400	243,757

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kohnan Shoji	1,900	$ 47,181
Koito Manufacturing	2,100	119,391
Kokuyo	2,500	36,728
Komatsu	22,600	527,112
Komatsu Matere	1,700	12,436
Komatsu Wall Industry	700	11,936
KOMEDA Holdings	1,800	34,232
Komeri	1,900	46,615
Konaka	2,400	9,288
Konami Holdings	1,600	69,616
Kondotec	2,100	19,097
Konica Minolta	18,600	183,399
Konishi	1,200	17,415
Konoike Transport	1,600	26,490
Konoshima Chemical	1,400	10,028
Kose	600	110,587
Koshidaka Holdings	3,600	54,185
Kotobuki Spirits	1,000	38,372
Kourakuen Holdings	500	11,967
Krosaki Harima	500	25,126
KRS	600	11,100
K's Holdings	8,100	71,866
Kubota	6,700	97,386
Kubota ADR	300	21,636
Kumagai Gumi	1,700	53,254
Kumiai Chemical Industry	4,770	33,755
Kura	700	32,112
Kurabo Industries	800	14,714
Kuraray	15,300	195,171
Kureha	1,100	61,796
Kurimoto	800	10,543
Kurita Water Industries	3,000	76,815
Kuriyama Holdings	1,400	11,802
Kusuri no Aoki Holdings	600	42,998
†KYB	1,100	27,059
Kyodo Printing	400	8,874
Kyoei Steel	1,000	14,292
Kyokuto Kaihatsu Kogyo	1,200	16,083
Kyokuto Securities	1,000	9,302
Kyokuyo	500	12,827
KYORIN Holdings	3,200	62,530
Kyoritsu Maintenance	1,700	84,527
Kyoritsu Printing	3,400	6,857
Kyosan Electric Manufacturing	4,100	13,482
Kyowa Exeo	3,100	85,759
Kyudenko	1,500	47,129
Kyushu Electric Power	3,600	42,522
Kyushu Financial Group	11,800	47,996
Kyushu Railway	1,100	36,184
LAC	800	11,011
†Laox	4,600	16,001
Lasertec	2,400	100,770
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lawson	600	$ 33,285
LEC	1,800	23,051
†Leopalace21	13,100	26,211
Life	900	19,345
LIFULL	1,800	9,465
†LINE	600	21,129
Linical	1,000	12,346
Link And Motivation	1,400	10,172
Lintec	1,200	26,019
Lion	2,000	42,148
LIXIL Group	10,300	137,665
LIXIL VIVA	2,100	26,655
†M&A Capital Partners	200	9,139
M3	8,000	134,637
Mabuchi Motor	2,100	73,241
Macnica Fuji Electronics Holdings	2,900	39,690
Macromill	1,000	12,081
Maeda	4,000	39,783
Maeda Kosen	900	19,882
Maeda Road Construction	2,700	52,510
Makino Milling Machine	1,000	41,402
Makita	1,000	34,950
Mamezou Holdings	1,400	13,201
Mandom	600	15,457
Mani	700	34,329
MarkLines	1,300	17,079
Marubeni	22,100	153,228
Marubun	2,400	13,834
Marudai Food	1,600	27,214
Maruha Nichiro	2,200	78,830
Marui Group	5,300	107,162
Maruichi Steel Tube	1,500	43,754
Maruka Machinery	900	17,359
Marusan Securities	3,900	23,058
Maruwa	400	18,953
Maruwa Unyu Kikan	400	13,729
Maruzen Showa Unyu	400	10,856
Marvelous	2,500	19,424
Matsuda Sangyo	800	10,077
Matsui Construction	1,800	11,572
Matsui Securities	2,800	26,392
Matsumotokiyoshi Holdings	1,800	60,143
Matsuyafoods Holdings	200	6,668
Max	1,000	14,734
Maxell Holdings	3,000	42,622
Maxvalu Tokai	500	10,338
Mazda Motor	14,300	160,330
McDonald's Holdings	500	23,132
MCJ	5,000	36,654
Mebuki Financial Group	36,090	92,376
Medical System Network	4,100	19,517

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Medipal Holdings	3,200	$ 76,140
Megachips	1,800	27,711
Megmilk Snow Brand	3,500	85,364
Meidensha	2,200	30,255
MEIJI Holdings	2,600	211,357
Meiko Electronics	1,200	18,901
Meiko Network Japan	1,900	16,538
Meisei Industrial	2,100	14,203
Meitec	1,100	50,107
Menicon	1,400	40,491
METAWATER	400	11,283
Michinoku Bank	2,000	29,074
Micronics Japan	1,100	7,329
Mie Kotsu Group Holdings	2,500	12,706
Mikuni	1,600	6,158
Milbon	800	37,288
MIMAKI ENGINEERING	3,000	17,152
Mimasu Semiconductor Industry	1,100	14,688
MINEBEA MITSUMI	10,332	155,956
Ministop	600	9,293
Miraca Holdings	4,000	99,436
Mirait Holdings	2,600	38,031
Miroku Jyoho Service	900	23,154
Misawa Homes	1,400	10,024
MISUMI Group	3,600	89,882
Mitani	600	30,620
Mitani Sekisan	800	21,875
Mito Securities	5,800	10,809
Mitsuba	2,400	13,529
Mitsubishi	17,800	495,574
Mitsubishi Chemical Holdings	29,800	210,466
Mitsubishi Electric	28,300	365,137
Mitsubishi Estate	10,800	195,965
Mitsubishi Gas Chemical	6,000	85,941
Mitsubishi Heavy Industries	2,500	104,035
Mitsubishi Logisnext	3,300	36,068
Mitsubishi Logistics	3,000	83,893
Mitsubishi Materials	4,700	124,281
Mitsubishi Motors	13,400	71,397
Mitsubishi Paper Mills	2,100	10,575
Mitsubishi Pencil	1,400	27,185
Mitsubishi Research Institute	500	15,138
Mitsubishi Shokuhin	700	18,323
Mitsubishi Steel Manufacturing	600	8,344
Mitsubishi Tanabe Pharma	4,600	61,614
Mitsubishi UFJ Financial Group	136,900	677,079
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi UFJ Financial Group ADR	29,200	$ 144,540
Mitsubishi UFJ Lease & Finance	21,000	107,199
Mitsuboshi Belting	1,000	17,822
Mitsui & Co.	5,400	84,026
Mitsui Chemicals	8,400	203,450
†Mitsui E&S Holdings	3,900	36,872
Mitsui Fudosan	4,900	123,439
Mitsui High-Tec	900	8,249
Mitsui Mining & Smelting	4,500	115,816
Mitsui OSK Lines	4,600	99,250
Mitsui Sugar	700	17,251
Mitsui-Soko Holdings	1,000	16,484
Mixi	3,600	83,297
Miyaji Engineering Group	900	15,218
Miyazaki Bank	900	22,556
Mizuho Financial Group	329,400	509,737
Mizuho Financial Group ADR	5,700	17,442
Mizuno	1,700	39,456
Mochida Pharmaceutical	400	20,551
Modec	900	25,651
Monex Group	14,000	48,551
Monogatari	100	8,154
MonotaRO	2,300	51,416
MORESCO	700	9,288
Morinaga & Co.	1,800	78,281
Morinaga Milk Industry	3,200	108,793
Morita Holdings	1,100	18,117
Morito	1,400	10,633
Morozoff	400	17,825
Mory Industries	200	4,262
MS&AD Insurance Group Holdings	7,500	228,514
MTI	1,200	6,866
Mugen Estate	2,200	11,981
Murata Manufacturing	4,800	240,216
Musashi Seimitsu Industry	4,800	65,191
Musashino Bank	2,100	41,980
N Field	800	5,464
Nabtesco	4,500	131,867
NAC	2,400	21,896
Nachi-Fujikoshi	1,300	52,480
Nagano Bank	700	10,644
Nagase & Co.	3,200	46,073
Nagatanien Holdings	1,000	22,456
Nagawa	300	16,425
Nagoya Railroad	2,700	74,823
Nakabayashi	2,100	10,147

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nakamuraya	500	$ 19,145
Nakanishi	1,200	23,485
Nakayama Steel Works	3,400	15,526
Nankai Electric Railway	2,000	55,251
Nanto Bank	1,900	35,625
NEC	6,600	223,691
NEC Capital Solutions	700	10,771
NEC Networks & System Integration	800	19,356
NET One Systems	2,200	55,634
Neturen	2,000	16,159
†Nexon	6,400	100,648
NGK Insulators	6,200	90,326
NGK Spark Plug	5,400	100,577
NH Foods	4,100	147,731
NHK Spring	13,900	125,086
Nichias	3,500	69,502
Nichiban	1,500	31,804
Nichicon	4,500	41,321
Nichiden	700	9,956
Nichiha	2,000	55,226
NichiiGakkan	4,800	56,608
Nichi-iko Pharmaceutical	2,800	37,195
Nichirei	5,500	135,845
Nichireki	2,000	19,813
Nichirin	1,300	20,880
Nidec	1,100	140,068
Nidec ADR	1,000	31,880
Nifco	5,000	127,653
Nihon Chouzai	400	13,556
Nihon Flush	1,100	20,701
Nihon House Holdings	2,600	11,077
Nihon Kohden	1,300	38,744
Nihon M&A Center	3,500	96,201
Nihon Nohyaku	2,400	9,691
Nihon Parkerizing	3,600	45,053
Nihon Plast	1,900	13,571
Nihon Tokushu Toryo	600	6,259
Nihon Unisys	3,400	90,266
Nihon Yamamura Glass	1,000	13,062
Nikkiso	3,300	38,656
Nikkon Holdings	2,900	68,741
Nikon	5,300	74,935
Nintendo	300	86,007
Nippo	3,000	56,044
Nippon Air Conditioning Services	1,800	11,087
Nippon Carbide Industries	800	10,873
Nippon Carbon	1,000	44,587
Nippon Chemi-Con	2,100	36,276
Nippon Chemiphar	300	7,947
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Coke & Engineering	18,200	$ 16,454
Nippon Commercial Development	700	9,430
Nippon Concrete Industries	2,600	6,379
Nippon Denko	6,400	12,988
Nippon Densetsu Kogyo	2,100	43,820
Nippon Electric Glass	3,900	103,620
Nippon Express	2,300	128,239
Nippon Flour Mills	2,300	39,527
Nippon Gas	3,800	105,280
Nippon Hume	1,400	9,675
Nippon Kayaku	5,900	69,846
Nippon Kodoshi	800	10,900
Nippon Koei	800	16,967
Nippon Light Metal Holdings	32,400	71,295
Nippon Paint Holdings	1,100	43,421
Nippon Paper Industries	3,700	76,438
Nippon Parking Development	13,600	21,149
Nippon Pillar Packing	1,300	15,040
Nippon Piston Ring	800	11,380
Nippon Road	300	17,659
Nippon Seisen	400	11,792
†Nippon Sharyo	1,700	39,376
Nippon Sheet Glass	8,700	70,342
Nippon Shinyaku	300	21,904
Nippon Shokubai	900	58,872
Nippon Signal	2,100	18,835
Nippon Soda	1,600	42,351
Nippon Steel & Sumikin Bussan	800	32,591
Nippon Steel & Sumitomo Metal	13,410	237,365
Nippon Suisan Kaisha	26,600	203,368
Nippon Telegraph & Telephone	3,500	149,209
Nippon Thompson	3,200	14,778
Nippon Yakin Kogyo	5,800	13,221
Nippon Yusen	6,200	91,048
Nipro	11,100	143,584
Nishimatsu Construction	3,000	66,651
Nishimatsuya Chain	1,000	8,404
Nishi-Nippon Financial Holdings	7,700	65,448
Nishi-Nippon Railroad	1,800	43,587
Nishio Rent All	2,000	57,729
Nissan Chemical	2,100	96,469
Nissan Motor	61,700	506,689
Nissan Shatai	2,800	24,301
Nissei ASB Machine	400	13,714
Nissei Plastic Industrial	1,500	12,290

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissha	2,100	$ 22,264
Nisshin Fudosan	1,500	6,284
Nisshin Oillio Group	1,900	56,216
Nisshin Seifun Group	2,100	48,275
Nisshinbo Holdings	8,868	77,616
Nissin	1,000	16,760
Nissin Electric	2,100	19,292
Nissin Kogyo	2,100	26,371
Nitori Holdings	400	51,718
Nitta	600	19,559
Nittetsu Mining	300	12,419
Nitto Boseki	2,100	37,634
Nitto Denko	6,000	316,255
Nitto Kogyo	2,100	42,115
Nitto Kohki	400	7,905
Nitto Seiko	3,100	16,581
Nittoc Construction	3,400	18,332
Nittoku Engineering	1,200	30,507
Noda	1,000	6,500
Noevir Holdings	700	34,037
NOF	3,500	119,457
Nohmi Bosai	900	14,736
Nojima	1,500	27,278
NOK	4,500	70,244
Nomura	1,000	28,249
Nomura Holdings	42,800	154,664
Nomura Real Estate Holdings	4,500	86,593
Nomura Research Institute	940	42,817
Noritake	500	24,017
Noritsu Koki	1,000	22,335
Noritz	2,000	31,264
North Pacific Bank	17,800	44,598
NS Solutions	1,100	29,746
NS Tool	1,000	22,982
NS United Kaiun Kaisha	700	15,020
NSD	900	20,970
NSK	12,500	117,528
NTN	46,900	139,421
NTT Data	6,000	66,334
NTT DOCOMO	15,100	334,671
NuFlare Technology	300	16,677
Obara Group	900	29,886
Obayashi	18,900	190,487
Obic	500	50,562
Odakyu Electric Railway	2,300	55,813
Odelic	400	13,875
Oenon Holdings	3,500	12,969
Ogaki Kyoritsu Bank	2,100	43,705
Ohashi Technica	1,100	13,845
Ohsho Food Service	400	25,356
Oiles	300	4,797
Oita Bank	1,000	31,288
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Oji Holdings	26,000	$ 161,794
Okabe	1,500	12,985
Okamoto Industries	800	40,443
Okamoto Machine Tool Works	700	16,235
Okamura	2,600	27,304
Okasan Securities Group	8,000	29,776
Oki Electric Industry	5,200	61,568
Okinawa Cellular Telephone	800	25,445
Okinawa Electric Power	1,856	31,607
OKUMA	1,000	54,330
Okumura	1,500	47,703
Okura Industrial	800	12,886
Okuwa	1,000	10,045
Olympus	17,600	191,474
Omron	3,200	150,340
Onoken	1,400	19,655
Onward Holdings	5,500	29,119
†Open Door	1,300	39,604
Open House	1,700	58,507
Optex Group	800	12,786
Oracle Corp. Japan	500	33,624
Organo	400	11,342
Orient	33,000	33,749
Oriental Land	1,100	125,110
Osaka Gas	2,800	55,359
Osaka Organic Chemical Industry	1,700	16,741
Osaka Soda	800	19,650
OSAKA Titanium Technologies	1,500	22,920
Osaki Electric	2,000	12,475
OSG	4,000	77,366
OSJB Holdings	3,400	8,518
Otsuka	1,300	48,636
Otsuka Holdings	2,500	98,432
Outsourcing	3,900	48,421
Pacific Industrial	2,300	32,439
Pacific Metals	900	21,970
Pack	700	21,517
PAL GROUP Holdings	1,100	29,898
PALTAC	900	49,084
Panasonic	56,600	488,010
Paraca	1,000	17,733
Paramount Bed Holdings	1,100	48,886
Parco	1,200	10,966
Park24	2,400	52,176
Pasona Group	2,500	37,896
PC Depot	6,200	24,856
Pegasus Sewing Machine Manufacturing	1,900	10,384
Penta-Ocean Construction	22,600	104,955

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pepper Food Service	400	$ 8,317
Persol Holdings	3,000	48,715
Pigeon	1,300	53,337
Pilot	700	28,415
Piolax	900	17,354
Plenus	1,000	15,964
Pola Orbis Holdings	1,400	44,781
Poletowin Pitcrew Holdings	1,400	14,056
Press Kogyo	4,300	22,864
Pressance	2,900	36,143
Prestige International	1,700	21,409
Prima Meat Packers	2,400	44,597
†Prospect	40,000	6,503
Proto	700	12,658
PS Mitsubishi Construction	2,300	13,772
Punch Industry	1,000	5,148
Qol	1,000	13,657
Raito Kogyo	2,000	27,021
Rakus	1,300	23,777
Rakuten	29,800	282,797
Rasa Industries	900	11,999
Raysum	1,600	14,771
Recruit Holdings	7,400	212,161
Relia	1,600	13,961
Relo Group	3,000	84,506
Renaissance	1,100	19,471
†Renesas Electronics	14,700	68,313
Rengo	11,000	103,330
†RENOVA	1,600	14,245
Resona Holdings	27,000	116,966
Resorttrust	7,200	97,765
Retail Partners	1,600	16,853
Rheon Automatic Machinery	1,500	21,511
Ricoh	18,100	189,548
Ricoh Leasing	800	24,161
Right On	2,400	15,991
Riken	400	18,207
Riken Keiki	800	15,440
Riken Technos	700	2,872
Riken Vitamin	500	15,868
Ringer Hut	400	8,545
Rinnai	1,500	106,208
Rion	1,000	18,441
Riso Kagaku	700	11,090
Riso Kyoiku	9,000	41,527
Rock Field	900	13,304
Rohm	3,200	200,496
Rohto Pharmaceutical	1,800	46,389
Rokko Butter	1,000	19,307
Roland DG	1,500	31,603
Rorze	1,000	15,052
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Round One	5,000	$ 63,431
Royal Holdings	1,700	42,558
RS Technologies	400	10,246
Ryobi	1,600	35,994
Ryoden	1,300	17,251
Ryohin Keikaku	400	101,534
Ryosan	1,100	29,549
S Foods	800	29,350
S&B Foods	600	22,548
Sac's Bar Holdings	900	9,340
Sagami Rubber Industries	1,000	18,038
Saibu Gas	1,000	21,603
Saizeriya	1,500	28,927
Sakai Chemical Industry	1,000	22,019
Sakai Heavy Industries	300	7,409
Sakai Moving Service	500	31,742
Sakai Ovex	600	9,813
Sakata INX	2,800	25,879
Sala	1,600	8,911
SAMTY	1,800	24,423
San ju San Financial Group	1,440	20,087
San-A Class A	600	24,028
San-Ai Oil	4,300	35,309
†Sanden Holdings	1,000	6,834
Sanei Architecture Planning	1,000	14,158
Sangetsu	1,100	19,992
San-In Godo Bank	8,300	59,602
Sanken Electric	2,200	40,973
Sanki Engineering	2,200	24,095
Sankyo	1,700	64,902
Sankyo Tateyama	1,100	14,814
Sankyu	2,000	97,753
Sanoh Industrial	4,800	21,956
Sanshin Electronics	1,200	20,568
Santen Pharmaceutical	1,700	25,409
Sanwa Holdings	7,400	88,250
Sanyo Chemical Industries	500	23,185
Sanyo Denki	400	14,420
Sanyo Electric Railway	600	11,949
Sanyo Housing Nagoya	2,200	18,466
Sanyo Special Steel	1,500	30,808
Sanyo Trading	500	8,454
Sapporo Holdings	4,800	105,019
Sato Holdings	1,200	28,201
Satori Electric	2,400	20,413
†Sawada Holdings	1,600	15,460
Sawai Pharmaceutical	2,100	121,801
SBI Holdings	6,800	152,059
SBS Holdings	1,000	16,845
Scala	1,600	13,539

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SCREEN Holdings	2,700	$ 109,222
Scroll	4,000	13,588
SCSK	1,200	53,581
Secom	1,300	111,487
Seed	1,000	10,394
Sega Sammy Holdings	3,600	42,537
Seibu Holdings	5,600	98,119
Seika	900	11,041
Seikagaku	800	8,690
Seikitokyu Kogyo	2,900	15,449
Seiko Epson	8,900	136,526
Seiko Holdings	1,200	28,630
Seino Holdings	5,300	70,827
Seiren	1,900	28,118
Sekisui Chemical	13,000	209,479
Sekisui House	14,700	243,600
Sekisui Plastics	2,500	20,104
Senko Group Holdings	8,600	71,514
Senshu Electric	600	14,727
Senshu Ikeda Holdings	19,500	50,087
†Senshukai	1,500	3,234
Seria	1,100	37,952
Seven & i Holdings	13,600	513,131
Seven Bank	24,100	71,245
SFP Holdings	1,300	22,341
Sharp	2,800	30,936
Shibaura Electronics	600	20,509
Shibaura Mechatronics	600	18,616
Shibusawa Warehouse	700	10,641
Shibuya	1,300	38,494
†SHIFT	500	20,103
Shiga Bank	2,800	66,794
Shikoku Bank	1,600	15,063
Shikoku Chemicals	2,000	21,896
Shikoku Electric Power	5,500	67,090
Shima Seiki Manufacturing	900	27,762
Shimachu	1,700	44,335
Shimadzu	1,000	29,025
Shimamura	800	67,801
Shimano	200	32,563
Shimizu	14,300	124,542
Shimizu Bank	400	6,578
Shin Nippon Air Technologies	1,000	17,506
†Shin Nippon Biomedical Laboratories	2,000	16,322
Shinagawa Refractories	700	19,895
Shindengen Electric Manufacturing	300	11,099
Shin-Etsu Chemical	2,000	168,298
Shin-Etsu Polymer	4,100	30,369
Shinko Electric Industries	4,100	31,510
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinko Plantech	3,000	$ 32,037
Shinko Shoji	1,100	18,693
Shinmaywa Industries	5,200	64,761
Shinnihon	2,400	21,311
Shinoken Group	2,800	18,949
†Shinsei Bank	6,800	96,761
Shinsho	700	16,354
Shinwa	400	7,873
Shionogi & Co.	1,500	93,122
Ship Healthcare Holdings	2,500	102,836
Shiseido	2,700	195,493
Shizuki Electric	1,400	7,721
Shizuoka Bank	10,000	76,179
Shizuoka Gas	4,100	31,203
Shoei	600	25,653
Shoei Foods	600	17,086
Shofu	1,000	11,559
Showa	4,500	57,552
Showa Denko	6,000	212,088
Showa Sangyo	600	16,239
=Showa Shell Sekiyu	5,600	76,754
SIGMAXYZ	2,000	18,851
Siix	1,200	18,223
Sinanen Holdings	600	11,404
Sinfonia Technology	1,200	14,709
Sinko Industries	1,600	21,688
SK-Electronics	700	9,661
SKY Perfect JSAT Holdings	8,900	37,053
Skylark Holdings	6,800	112,703
SMC	200	75,391
SMK	200	4,739
SMS	1,800	32,616
Sodick	4,700	39,381
SoftBank Group	13,400	1,306,187
Sogo Medical	2,700	41,363
Sohgo Security Services	900	39,256
Sojitz	29,100	102,821
Soken Chemical & Engineering	1,100	16,081
Solasto	1,900	21,475
Sompo Holdings	3,800	140,725
Sony	12,200	515,098
Sony Financial Holdings	2,900	54,728
Sotetsu Holdings	1,400	43,117
Sourcenext	5,600	22,963
Space	1,200	15,312
Space Value Holdings	2,600	12,036
Sparx Group	13,500	28,669
Square Enix Holdings	800	28,117
SRA Holdings	500	11,152
Srg Takamiya	2,400	14,732
St Marc Holdings	900	20,251

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Stanley Electric	2,600	$ 70,064
Star Micronics	1,700	25,944
Starts	3,000	64,145
Starzen	400	13,691
Stella Chemifa	400	11,019
Studio Alice	900	18,554
Subaru	14,800	337,923
Sugi Holdings	700	30,892
Sugimoto & Co.	800	12,870
SUMCO	17,300	193,521
Sumida	2,500	35,413
Suminoe Textile	800	20,804
Sumitomo	18,400	255,103
Sumitomo Bakelite	1,600	57,451
Sumitomo Chemical	52,400	244,619
Sumitomo Dainippon Pharma	3,200	79,421
Sumitomo Densetsu	900	15,292
Sumitomo Electric Industries	23,100	307,301
Sumitomo Forestry	13,400	186,524
Sumitomo Heavy Industries	3,400	110,499
Sumitomo Metal Mining	6,700	198,533
Sumitomo Mitsui Construction	14,700	102,554
Sumitomo Mitsui Financial Group	18,700	654,850
Sumitomo Mitsui Trust Holdings	5,100	183,289
Sumitomo Osaka Cement	1,800	70,958
Sumitomo Realty & Development	6,000	248,942
Sumitomo Riko	3,300	27,754
Sumitomo Rubber Industries	12,500	150,133
Sumitomo Seika Chemicals	600	22,114
Sun Frontier Fudousan	2,200	23,596
Suncall	3,200	18,003
Sundrug	1,100	30,358
Suntory Beverage & Food	1,100	51,735
Sun-Wa Technos	1,500	11,709
†Suruga Bank	6,700	31,082
Sushiro Global Holdings	800	55,137
Suzuken Aichi	1,000	58,005
Suzuki	2,700	16,564
Suzuki Motor	3,200	141,849
SWCC Showa Holdings	1,600	10,205
Sysmex	1,400	84,807
Systena	3,600	39,255
T Hasegawa	1,500	24,227
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
T RAD	800	$ 15,349
T&D Holdings	14,200	149,537
T&K Toka	1,200	10,072
Tachibana Eletech	800	12,034
Tachi-S	1,400	20,076
Tadano	4,700	44,835
Taihei Dengyo Kaisha	1,000	21,254
Taiheiyo Cement	7,200	240,472
Taiho Kogyo	900	7,374
Taikisha	500	15,223
Taisei	6,600	307,050
Taiyo Holdings	700	23,111
Taiyo Nippon Sanso	5,600	85,505
Taiyo Yuden	9,300	184,050
Takaoka Toko	700	8,342
Takara Holdings	2,900	34,371
Takara Leben	9,900	30,804
Takara Standard	2,200	33,741
Takasago International	600	18,165
Takasago Thermal Engineering	800	12,907
Takashimaya	5,500	73,291
Take And Give Needs	1,700	21,805
Takeda Pharmaceutical	12,923	529,226
Takeei	900	5,969
Takeuchi Manufacturing	1,800	31,824
Takisawa Machine Tool	1,000	13,550
Takuma	2,700	32,297
Tama Home	3,400	32,858
Tamron	700	12,790
Tamura	4,000	22,171
Tanseisha	2,100	24,903
Tateru	1,500	3,630
Tatsuta Electric Wire and Cable	3,600	14,876
Tayca	500	11,537
TDK	6,900	543,059
TechnoPro Holdings	1,500	89,873
Teijin	13,200	218,275
Teikoku Electric Manufacturing	300	3,052
Tekken	600	14,795
Terumo	2,000	61,211
T-Gaia	700	11,625
THK	5,100	126,665
TIS	2,800	132,861
Toa Hyogo	1,000	10,109
Toa Oil	1,100	16,004
TOA ROAD	300	7,868
Toa Tokyo	600	8,651
Toagosei	5,400	57,205
Tobishima	680	8,282
Tobu Railway	1,800	52,023
TOC	4,000	27,689

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tocalo	5,800	$ 45,870
Tochigi Bank	7,700	16,358
Toda	10,200	62,879
Toda Kogyo	800	16,077
Toei	200	26,654
Toei Animation	600	29,609
Toenec	200	5,495
Toho (Kobe)	300	6,000
Toho (Tokyo)	900	36,204
Toho Bank	16,500	44,185
Toho Gas	1,600	71,956
Toho Holdings	1,500	37,495
Toho Titanium	1,700	14,636
Toho Zinc	900	25,510
Tohoku Bank	1,100	10,446
Tohoku Electric Power Holdings	3,600	45,967
Tokai Carbon	12,400	155,493
Tokai Corp/Gifu	1,000	24,403
TOKAI Holdings	5,500	45,735
Tokai Rika	4,500	76,867
Tokai Tokyo Financial Holdings	13,200	47,902
Token	700	45,460
Tokio Marine Holdings	7,900	382,729
Tokushu Tokai Paper	400	14,650
Tokuyama	4,100	97,046
†Tokyo Base	1,700	14,910
Tokyo Century	1,900	82,809
Tokyo Dome	4,300	41,071
†Tokyo Electric Power	13,900	87,933
Tokyo Electron	1,100	159,564
Tokyo Electron Device	700	11,281
Tokyo Energy & Systems	1,900	16,931
Tokyo Gas	2,000	54,139
Tokyo Keiki	2,200	21,904
Tokyo Kiraboshi Financial Group	1,700	24,090
Tokyo Ohka Kogyo	1,800	49,288
Tokyo Rope Manufacturing	600	5,305
Tokyo Seimitsu	1,700	43,401
Tokyo Steel Manufacturing	4,300	37,418
Tokyo Tatemono	8,100	99,502
Tokyo Tekko	1,100	12,389
Tokyo Theatres	1,800	21,328
Tokyotokeiba	500	15,158
Tokyu	3,800	66,429
Tokyu Construction	9,200	69,095
Tokyu Fudosan Holdings	21,600	129,440
Toli	2,800	6,740
Tomato Bank	1,900	18,194
Tomoe	1,600	4,998
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tomoe Engineering	1,100	$ 24,315
Tomoku	800	11,909
TOMONY Holdings	8,900	33,882
Tomy	7,200	74,466
Tonami Holdings	500	28,509
Topcon	6,200	73,426
Toppan Forms	2,900	24,801
Toppan Printing	2,500	37,833
Topre	2,600	48,692
Topy Industries	1,200	24,055
Toray Industries	27,500	175,488
Torex Semiconductor	1,500	16,314
Toridoll Holdings	1,500	30,323
Torii Pharmaceutical	600	12,074
Torikizoku	900	14,080
Torishima Pump Manufacturing	1,600	13,963
Tosei	3,100	28,093
Toshiba Machine	1,200	24,224
Toshiba Plant Systems & Services	1,400	24,864
Toshiba TEC	1,600	44,505
Tosho	600	16,673
Tosoh	11,000	171,635
Totech	400	8,137
Totetsu Kogyo	1,400	38,629
TOTO	2,300	97,796
Totoku Electric	700	12,214
Tottori Bank	600	7,677
Tow	4,700	30,863
Towa	1,400	8,580
Towa Bank	1,300	8,378
Towa Pharmaceutical	2,100	55,381
Toyo Construction	5,200	20,099
†Toyo Engineering	1,000	5,521
Toyo Ink SC Holdings	1,600	35,999
Toyo Kanetsu	300	5,444
Toyo Securities	8,000	10,284
Toyo Seikan Group Holdings	4,700	96,413
Toyo Suisan Kaisha	1,600	60,992
Toyo Tanso	1,000	18,649
Toyo Tire & Rubber	8,000	90,941
Toyobo	4,500	57,613
Toyoda Gosei	5,000	106,155
Toyota Boshoku	4,300	65,188
Toyota Motor	45,384	2,673,607
Toyota Motor ADR	1,489	175,732
Toyota Tsusho	5,500	179,706
TPR	1,800	34,353
Trancom	400	23,557
Trend Micro	1,300	63,402
Tri Chemical Laboratories	300	14,321

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Trusco Nakayama	1,500	$ 41,602
Trust Tech	800	26,566
TS Tech	2,800	80,835
Tsubaki Nakashima	3,100	55,815
Tsubakimoto Chain	1,200	42,947
Tsugami	5,000	38,683
Tsukada Global Holdings	1,600	8,693
Tsukishima Kikai	1,500	18,733
Tsukuba Bank	3,300	5,766
Tsukui	2,800	17,645
Tsumura & Co.	1,600	48,732
Tsuruha Holdings	400	32,578
Tsurumi Manufacturing	800	14,351
Tv Tokyo Holdings	700	14,738
UACJ	3,200	60,109
Ube Industries	10,500	216,500
UKC Holdings	1,200	22,247
Ulvac	4,100	119,164
Unicharm	1,500	49,728
Unipres	3,000	46,987
UNITED	700	9,627
United Arrows	700	24,384
United Super Markets Holdings	1,800	17,825
†Unitika	2,500	9,625
Universal Entertainment	900	27,240
Unizo Holdings	1,300	24,830
Urbanet	5,600	17,160
†U-Shin	2,200	19,547
Ushio	4,200	49,128
USS	2,100	39,055
UT Group	900	20,733
V Technology	300	38,175
Valor Holdings	3,000	72,793
Valqua	800	16,040
ValueCommerce	1,200	22,465
†Vector	800	10,138
†Vision	600	27,956
Vital KSK Holdings	1,900	18,776
=†Vitec Holdings	600	11,082
Voyage Group	1,100	11,347
VT Holdings	3,300	12,450
Wacoal Holdings	2,700	67,221
Wacom	4,200	17,743
Wakachiku Construction	1,500	20,167
Wakita & Co.	1,900	19,005
Warabeya Nichiyo Holdings	1,300	21,398
Watahan & Co.	500	9,711
WATAMI	1,800	26,239
Wavelock Holdings	1,500	11,492
WDB Holdings	300	8,397
Weathernews	700	20,402
Welcia Holdings	800	27,179
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
West Holdings	6,200	$ 62,155
West Japan Railway	800	60,277
Will Group	2,200	24,161
WIN-Partners	1,900	21,640
World Holdings	800	13,692
Wowow	500	13,403
Xebio Holdings	2,000	22,058
Yachiyo Industry	1,000	6,531
Yagi & Co.	500	6,855
Yahagi Construction	1,500	10,421
Yahoo Japan	18,000	44,148
Yakult Honsha	600	42,068
Yakuodo	400	9,610
YAMABIKO	1,600	15,406
YAMADA Consulting Group	500	10,419
Yamada Denki	13,100	64,608
Yamagata Bank	1,900	33,831
Yamaguchi Financial Group	9,000	76,309
Yamaha	800	40,059
Yamaha Motor	11,500	226,209
Yamaichi Electronics	1,500	14,825
YA-MAN	1,000	10,347
Yamanashi Chuo Bank	2,800	34,751
Yamatane	900	12,728
Yamato Holdings	2,800	72,438
Yamaya	400	8,066
Yamazaki Baking	6,900	112,169
Yamazen	2,400	25,369
Yaoko	1,000	49,199
Yaskawa Electric	5,000	157,868
Yasunaga	500	6,251
Yellow Hat	1,000	13,174
Yokogawa Bridge Holdings	2,100	36,193
Yokogawa Electric	4,600	95,522
Yokohama Reito	3,900	31,538
Yokohama Rubber	8,400	156,368
Yokowo	1,800	26,363
Yomiuri Land	300	11,722
Yondoshi Holdings	500	9,425
Yorozu	1,000	13,091
Yotai Refractories	2,700	12,504
Yuasa Trading	900	25,425
Yume No Machi Souzou Iinkai	600	8,646
Yumeshin Holdings	2,500	17,501
Yurtec	3,400	24,923
Yushiro Chemical Industry	1,300	15,049
Zenkoku Hosho	900	31,497
Zenrin	1,700	37,714
Zensho Holdings	2,800	64,930

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Zeon	9,800	$ 99,640
ZIGExN	6,300	33,435
Zojirushi	1,100	11,453
ZOZO	3,800	71,842
		82,056,941
Luxembourg–0.21%
Eurofins Scientific	506	209,616
RTL Group	2,249	122,935
SES FDR	25,981	404,084
Tenaris	1,983	27,935
		764,570
Macau–0.08%
MGM China Holdings	20,400	42,780
Sands China	19,600	98,646
SJM Holdings	76,000	86,880
Wynn Macau	28,000	66,126
		294,432
Mexico–0.01%
Fresnillo	2,990	33,885
		33,885
Netherlands–2.60%
Aalberts Industries	8,654	299,575
ABN AMRO Group CVA	9,851	222,086
Accell Group	637	17,685
Aegon	40,549	194,775
Aegon (New York shares)	1,600	7,664
Akzo Nobel	4,549	404,103
†Altice Europe Class A	14,011	36,815
AMG Advanced Metallurgical Group	2,669	83,215
Amsterdam Commodities	1,224	26,856
APERAM	2,551	72,804
Arcadis	2,828	44,044
ArcelorMittal (New York Shares)	17,853	363,844
†Argenx ADR	270	33,707
ASM International	3,281	178,291
ASML Holding	930	174,793
ASML Holding (New York shares)	2,575	484,229
ASR Nederland	6,817	284,039
†Basic-Fit	2,052	69,055
BE Semiconductor Industries	4,499	120,109
Beter Bed Holding	484	2,382
BinckBank	3,253	22,985
Boskalis Westminster	5,363	138,834
Brunel International	605	9,178
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Corbion	7,111	$ 213,931
ForFarmers	2,935	24,147
†Fugro CVA	5,395	54,949
†Gemalto	1,791	102,422
GrandVision	4,447	96,345
†Heijmans CVA	1,585	15,858
Heineken	3,198	338,010
Hunter Douglas	186	12,477
IMCD	1,475	112,537
ING Groep	45,847	555,541
ING Groep ADR	6,300	76,482
Intertrust	2,494	47,048
KAS Bank CVA	673	9,264
Kendrion	1,488	32,849
Koninklijke Ahold Delhaize	26,515	705,929
Koninklijke BAM Groep	17,912	77,367
Koninklijke DSM	4,261	464,810
Koninklijke KPN	163,793	519,940
Koninklijke Philips	10,563	431,596
Koninklijke Vopak	3,554	170,226
Nederland Apparatenfabriek	289	15,681
NN Group	8,083	336,305
†OCI	5,334	146,940
Ordina	8,314	17,550
PostNL	18,588	47,529
Randstad	7,964	388,866
SBM Offshore	12,480	237,735
†Shop Apotheke Europe	425	17,497
SIF Holding	984	11,060
Signify	5,931	158,676
Sligro Food Group	1,675	60,032
TKH Group CVA	3,347	157,930
†TomTom	6,001	50,543
Unilever CVA	2,570	149,835
Van Lanschot Kempen CVA	1,102	25,031
Wessanen	4,460	54,333
Wolters Kluwer	4,948	337,103
		9,565,442
New Zealand–0.49%
†a2 Milk	13,678	133,834
Air New Zealand	57,042	98,550
Auckland International Airport	12,369	68,618
Chorus	38,704	155,573
Contact Energy	9,731	46,046
EBOS Group	4,086	61,224
Fisher & Paykel Healthcare	6,224	66,629
Fletcher Building	15,677	52,868

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Fonterra Co-operative Group	1,748	$ 5,061
Freightways	10,457	58,855
Genesis Energy	17,212	37,760
Gentrack Group	3,379	11,275
Hallenstein Glasson Holdings	5,127	16,375
Heartland Group Holdings	26,762	27,388
Infratil	17,897	50,837
Kathmandu Holdings	7,375	11,266
Mainfreight	2,869	70,084
Mercury	3,950	10,495
Meridian Energy	20,085	57,298
Metlifecare	11,658	39,638
New Zealand Refining	7,205	10,322
NZX	14,218	9,683
Port of Tauranga	7,990	29,547
Restaurant Brands New Zealand	7,072	42,153
Ryman Healthcare	5,732	47,860
Sanford	3,824	18,385
Scales	3,563	11,986
Skellerup Holdings	11,414	16,419
SKY Network Television	9,600	8,441
SKYCITY Entertainment Group	33,727	88,899
Spark New Zealand	37,407	96,898
Summerset Group Holdings	15,998	71,923
†Synlait Milk	4,693	33,914
Tourism Holdings	5,008	16,174
Trade Me Group	15,905	69,538
Trustpower	4,862	21,886
Vector	4,460	10,878
Vista Group International	7,747	25,746
Warehouse Group	6,110	9,071
Z Energy	17,586	75,024
		1,794,421
Norway–0.98%
ABG Sundal Collier Holding	35,090	16,681
AF Gruppen	854	15,201
†Akastor	6,130	9,325
Aker Class A	1,299	99,150
Aker BP	5,231	186,549
†Aker Solutions	6,553	33,135
†American Shipping	4,751	17,633
†Atea	6,998	101,590
Austevoll Seafood	5,943	70,372
†Avance Gas Holding	6,307	12,581
†Axactor	6,859	14,637
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Bakkafrost	1,983	$ 98,158
Bonheur	1,160	17,188
Borregaard	5,961	59,092
†BW Offshore	8,430	43,853
DNB	13,191	242,975
DNO	52,313	116,326
†DOF	17,156	9,501
Entra	2,612	39,450
Equinor	25,637	561,965
Equinor ADR	700	15,379
Europris	12,413	39,680
†Frontline	2,974	19,012
Gjensidige Forsikring	1,459	25,219
Grieg Seafood	3,963	48,109
Hexagon Composites	3,465	13,222
Hoegh LNG Holdings	2,562	10,774
†Kongsberg Automotive	21,255	18,983
Kvaerner	15,716	23,042
Leroy Seafood Group	8,966	65,139
Marine Harvest	5,452	121,803
†NEL	3,788	2,558
Norsk Hydro	43,036	175,019
Norway Royal Salmon	1,004	23,281
†Norwegian Air Shuttle	3,366	17,194
†Norwegian Finans Holding	6,366	49,493
Ocean Yield	6,285	46,567
†Odfjell Drilling	3,992	12,511
Orkla	5,884	45,188
†Otello	2,227	3,874
†Petroleum Geo-Services	27,728	64,165
†Prosafe	521	1,000
†Protector Forsikring	1,286	7,768
†REC Silicon	113,969	8,780
Salmar	1,165	55,958
Sbanken	1,817	16,495
Scatec Solar	7,604	78,309
Schibsted Class A	888	34,904
Schibsted Class B	714	25,580
Selvaag Bolig	3,629	18,103
Solon Eiendom ASA	3,572	14,978
†Solstad Farstad	29,089	5,342
SpareBank 1 SR-Bank	8,882	102,391
Spectrum	3,222	20,562
Stolt-Nielsen	1,310	16,360
Storebrand	17,796	138,640
Telenor	5,228	104,685
TGS NOPEC Geophysical	5,590	152,664
Tomra Systems	1,480	44,121
Veidekke	4,780	50,170
Wilh Wilhelmsen Holding Class A	1,326	23,230
XXL	2,669	8,820

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Yara International	1,962	$ 80,393
		3,614,827
Portugal–0.21%
Altri	3,521	27,597
†Banco Comercial Portugues	422,999	109,356
CTT-Correios de Portugal	4,552	13,174
EDP Renovaveis	5,042	48,075
Energias de Portugal	17,334	68,199
Galp Energia	7,878	126,235
Jeronimo Martins	3,619	53,436
†Mota-Engil	7,497	17,178
Navigator	7,772	35,587
NOS	20,804	133,078
REN - Redes Energeticas Nacionais	14,994	42,787
Semapa-Sociedade de Investimento e Gestao	1,921	31,289
Sonae	45,593	47,199
Sonae Capital	12,026	11,804
		764,994
Russia–0.01%
Highland Gold Mining	13,758	32,793
		32,793
Singapore–1.09%
Accordia Golf Trust	85,200	37,445
AEM Holdings	20,400	17,413
Banyan Tree Holdings	48,800	20,549
Best World International	23,900	38,366
Boustead Singapore	12,700	7,403
Bukit Sembawang Estates	7,800	32,521
†BW LPG	3,677	12,820
CapitaLand	58,800	158,651
China Aviation Oil Singapore	34,700	34,422
China Sunsine Chemical Holdings	15,500	12,973
Chip Eng Seng	40,600	22,986
CITIC Envirotech	63,600	22,561
City Developments	13,800	92,356
ComfortDelGro	53,100	100,924
CSE Global	25,500	10,175
Dairy Farm International Holdings	5,700	47,851
DBS Group Holdings	6,300	117,601
Delfi	3,900	3,957
=†Ezion Holdings	288,390	9,150
Far East Orchard	21,100	19,640
First Resources	41,400	50,132
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Frasers Property	17,500	$ 23,372
Frencken Group	21,400	8,550
Genting Singapore	101,800	78,307
Geo Energy Resources	109,100	14,346
GL	20,900	12,183
Goldenri-Resources	378,700	78,295
Great Eastern Holdings	700	13,477
GuocoLand	13,100	18,769
Halcyon Agri	27,812	8,619
Hi-P International	20,100	22,834
Ho Bee Land	7,100	13,212
Hong Fok	19,800	13,514
Hong Leong Finance	10,000	20,066
Hongkong Land Holdings	14,900	106,053
Hotel Grand Central	19,542	19,755
Hutchison Port Holdings Trust	283,800	66,851
†Hyflux	16,000	1,320
Indofood Agri Resources	26,500	4,013
Japfa	38,000	18,270
Jardine Cycle & Carriage	2,488	59,762
Kenon Holdings	783	14,993
Keppel	25,200	115,954
Keppel Infrastructure Trust	113,700	39,038
Lian Beng Group	45,500	16,789
=†Midas Holdings	143,100	3,801
†mm2 Asia	59,300	13,371
Olam International	30,000	43,869
OUE	20,900	26,235
Oversea-Chinese Banking	58,280	476,472
Oxley Holdings	92,184	21,127
QAF	12,400	7,695
Raffles Medical Group	41,400	32,716
RHT Health Trust	23,800	281
Riverstone Holdings	20,800	16,729
SATS	19,200	72,556
Sembcorp Industries	92,600	174,646
Sembcorp Marine	12,700	15,095
Sheng Siong Group	17,900	13,750
SIA Engineering	6,600	11,992
SIIC Environment Holdings	68,260	16,873
Sinarmas Land	50,600	8,986
Singapore Airlines	29,700	212,077
Singapore Exchange	12,900	69,733
Singapore Post	108,400	80,091
Singapore Technologies Engineering	28,900	79,920
Singapore Telecommunications	52,000	116,101

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Stamford Land	46,600	$ 17,192
StarHub	26,400	29,082
Sunningdale Tech	8,300	8,536
Tuan Sing Holdings	49,700	14,883
UMS Holdings	27,625	14,855
United Engineers	16,300	30,327
United Overseas Bank	19,562	364,976
UOB-Kay Hian Holdings	6,400	5,818
UOL Group	22,200	114,130
Valuetronics Holdings	30,910	15,578
Venture	10,300	136,848
Wilmar International	26,600	65,040
Wing Tai Holdings	19,300	28,942
		4,018,561
South Africa–0.38%
Anglo American (London Stock Exchange)	51,978	1,390,222
		1,390,222
Spain–2.46%
Acciona	1,873	208,721
Acerinox	17,662	175,155
ACS Actividades de Construccion y Servicios	6,379	280,433
Aena SME	933	168,118
Almirall	2,162	36,917
Amadeus IT Group	4,747	380,467
†Amper	80,575	21,893
Applus Services	9,356	111,765
Atresmedia Corp. de Medios de Comunicacion	4,821	22,622
Azkoyen	1,341	11,523
Banco Bilbao Vizcaya Argentaria	86,298	493,092
Banco de Sabadell	168,477	167,924
Banco Santander	217,342	1,009,234
Banco Santander ADR	26,446	122,445
Bankia	32,252	83,624
Bankinter	9,226	70,318
Bolsas y Mercados Espanoles SHMSF	6,117	170,874
CaixaBank	63,700	199,201
†Cellnex Telecom	7,338	215,428
Cia de Distribucion Integral Logista Holdings	2,541	59,874
CIE Automotive	2,662	71,677
Construcciones y Auxiliar de Ferrocarriles	660	31,737
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Distribuidora Internacional de Alimentacion	18,760	$ 13,707
Ebro Foods	2,952	63,108
†eDreams ODIGEO	3,178	9,536
Elecnor	1,813	24,201
Enagas	11,621	338,316
Ence Energia y Celulosa	12,508	69,695
Endesa	4,784	122,090
Ercros	10,000	35,131
Euskaltel	6,619	61,664
Faes Farma	20,742	87,717
Ferrovial	1,353	31,705
†Fluidra	3,288	37,768
†Fomento de Construcciones y Contratas	3,158	41,234
†Global Dominion Access	7,450	39,738
Grifols	4,830	135,433
Grupo Catalana Occidente	1,101	39,275
Iberdrola	96,807	849,943
Iberpapel Gestion S.A.	312	10,640
†Indra Sistemas	8,152	90,563
Industria de Diseno Textil	5,922	174,115
†Liberbank	124,330	53,022
Mapfre	83,608	230,459
†Masmovil Ibercom S.A.	1,693	35,801
Mediaset Espana Comunicacion	13,229	98,856
Melia Hotels International	3,149	29,247
Miquel y Costas & Miquel	1,372	24,963
Naturgy Energy Group	8,813	246,671
Obrascon Huarte Lain	5,166	6,512
†Promotora de Informaciones Class A	18,591	33,617
Prosegur Cia de Seguridad	21,566	116,894
†Realia Business	11,794	12,780
Red Electrica	7,981	170,128
Repsol	27,396	468,698
Sacyr	36,708	92,964
†Siemens Gamesa Renewable Energy	7,631	121,636
†Solaria Energia y Medio Ambiente	4,205	22,344
†Talgo	6,334	40,970
Tecnicas Reunidas	1,353	38,060
Telefonica	23,701	198,540
Telefonica ADR	19,864	166,063
Telepizza Group	6,580	45,837

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Tubacex	8,167	$ 24,644
Unicaja Banco	20,940	22,523
Vidrala	1,037	90,618
Viscofan	2,727	170,694
†Vocento	6,110	9,102
Zardoya Otis	6,915	57,275
		9,017,539
Sweden–2.72%
AAK	5,274	78,732
†AcadeMedia	3,239	18,116
Acando	5,705	25,385
AddLife Class B	1,068	26,995
AddNode Group AB	803	11,401
AddTech Class B	3,300	68,578
AF Class B	2,647	44,200
Alfa Laval	3,498	80,387
Alimak Group	710	10,119
Arjo Class B	11,849	43,639
Assaloy Class B	6,599	142,422
Atlas Copco Class A	4,893	131,627
Atlas Copco Class B	2,774	68,802
Atrium Ljungberg Class B	2,537	43,332
Attendo	3,773	18,992
Avanza Bank Holding	949	40,774
Axfood	2,174	40,468
Beijer Alma Class B	3,471	49,093
Beijer Ref	2,621	42,181
Bergman & Beving Class B	2,044	23,436
Besqab	861	8,103
†Betsson	9,414	71,437
Bilia Class A	7,797	66,552
BillerudKorsnas	11,164	148,260
BioGaia Class B	773	37,899
Biotage	2,689	34,273
Boliden	11,535	328,736
Bonava Class B	4,821	60,617
Bravida Holding	6,158	54,322
Bufab	2,873	30,235
Bulten	815	6,973
Byggmax Group	2,929	9,635
Castellum	3,437	66,696
Catena	661	18,332
Clas Ohlson Class B	1,932	14,873
Cloetta Class B	15,754	40,721
Concentric	2,269	35,875
Dios Fastigheter	6,284	51,621
Dometic Group	13,171	103,614
Duni	3,070	33,179
Dustin Group	2,557	23,982
Eastnine	1,862	22,642
Electrolux B	5,763	148,403
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Elekta Class B	4,571	$ 56,936
†Enea	691	10,405
†Epiroc Class A	5,937	59,962
†Epiroc Class B	4,300	41,197
Essity Class B	5,854	168,936
Fabege	4,066	59,092
Fagerhult	1,536	11,816
†Fastighets Balder Class B	1,822	58,450
†Fingerprint Cards Class B	23,930	34,140
Getinge Class B	12,848	149,827
Granges	7,012	72,302
Gunnebo	3,239	9,359
Haldex	3,002	20,019
Heba Fastighets Class B	996	15,373
†Hembla	1,457	28,208
Hemfosa Fastigheter	5,440	47,775
Hennes & Mauritz Class B	9,364	156,222
Hexagon Class B	1,095	57,227
Hexpol	6,700	56,519
HMS Networks	904	15,711
Holmen Class B	4,202	91,103
Hufvudstaden Class A	1,839	31,928
Humana	2,175	16,329
Husqvarna Class A	357	2,922
Husqvarna Class B	15,304	125,163
ICA Gruppen	2,474	99,325
Indutrade	2,575	73,373
Intrum	4,424	127,220
Inwido	2,366	14,058
ITAB Shop Concept Class B	1,500	3,267
JM	6,120	109,737
KappAhl	8,744	15,896
Kindred Group SDR	8,586	86,132
Klovern Class B	25,228	34,610
KNOW IT	1,633	34,963
Kungsleden	6,895	54,917
Lagercrantz Group Class B	3,838	41,332
Lifco Class B	1,220	49,783
Lindab International	4,961	45,204
Loomis Class B	7,020	242,082
Lundin Petroleum	1,834	62,103
†Medivir Class B	3,853	6,465
Mekonomen	2,222	15,511
Momentum Group Class B	1,030	10,367
Mycronic	2,215	31,612
NetEnt	11,142	40,485
New Wave Group Class B	5,098	33,368
Nibe Industrier Class B	3,204	41,070

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Nobia	10,077	$ 59,087
Nobina	10,288	66,326
Nokian Renkaat	8,214	275,289
Nolato Class B	1,916	79,765
Nordic Waterproofing Holding	2,580	23,060
NP3 Fastigheter	1,486	11,987
†Nyfosa	5,440	32,591
OEM International AB Class B	571	11,764
Opus Group	18,102	10,709
†Oriflame Holding	1,332	25,581
Peab	14,960	129,466
Platzer Fastigheter Holding Class B	1,642	13,520
Pricer Class B	11,019	13,541
Proact IT Group	780	17,996
†Qliro Group	11,964	12,909
Ratos Class B	13,410	27,199
†RaySearch Laboratories	882	9,847
†Recipharm Class B	3,077	45,568
Resurs Holding	4,692	29,087
Rottneros	8,551	10,097
Saab Class B	1,251	40,130
Sagax Class B	1,345	25,427
Sandvik	14,119	229,633
†SAS	26,948	54,245
Scandi Standard	5,314	34,980
Scandic Hotels Group	3,092	27,613
Sectra Class B	568	16,251
Securitas Class B	6,218	100,583
Skandinaviska Enskilda Banken Class A	28,730	248,886
Skanska Class B	7,236	131,599
SKF Class A	693	11,528
SKF Class B	13,842	230,293
SkiStar AB	3,916	43,105
SSAB Class A	8,512	30,660
SSAB Class B	22,718	69,252
SSAB (Helsinki Stock Exchange) Class B	7,881	24,069
Svenska Cellulosa SCA Class A	1,121	10,912
Svenska Cellulosa SCA Class B	17,336	150,525
Svenska Handelsbanken Class A	21,342	225,329
Svenska Handelsbanken Class B	861	9,283
Sweco Class B	2,300	55,442
Swedbank Class A	13,972	197,465
Swedish Match	1,648	84,086
†Swedish Orphan Biovitrum	1,348	31,622
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Systemair	645	$ 6,903
Tele2 Class B	19,072	254,483
Telefonaktiebolaget LM Ericsson Class B	28,194	259,720
Telia	62,638	282,350
Thule Group	4,290	97,084
Trelleborg Class B	7,434	115,245
Troax Group	550	17,574
Vitrolife	3,342	76,105
Volvo Class A	4,893	75,815
Volvo Class B	37,335	579,295
Wallenstam Class B	6,110	61,707
Wihlborgs Fastigheter	5,218	71,169
		9,981,217
Switzerland–6.10%
ABB	42,706	802,634
Adecco Group	8,836	471,883
†Allreal Holding	1,143	194,582
†Alpiq Holding	434	27,895
†ALSO Holding	352	45,531
ams	809	21,869
APG SGA	98	27,810
†Arbonia	2,175	22,466
†Aryzta	44,330	60,776
Ascom Holding	2,343	31,401
Autoneum Holding	251	28,949
Baloise Holding	2,134	352,698
Banque Cantonale de Geneve	127	25,381
Banque Cantonale Vaudoise	142	113,849
Barry Callebaut	62	112,067
Belimo Holding	28	139,945
Bell Food Group	131	37,774
Bellevue Group	933	18,904
Berner Kantonalbank	291	70,737
BKW	572	39,021
Bobst Group	566	34,247
Bossard Holding Class A	510	78,463
Bucher Industries	416	139,242
Burkhalter Holding	316	21,909
†Calida Holding	290	8,840
Carlo Gavazzi Holding	46	11,790
Cembra Money Bank	1,456	137,781
†Cham Group	36	15,004
Chocoladefabriken Lindt & Spruengli Class R	1	78,233
†Cicor Technologies	245	14,025
Cie Financiere Richemont	7,455	543,867
Cie Financiere Tradition	102	10,876
†Clariant	10,371	218,295
Coltene Holding	173	16,771

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Conzzeta	70	$ 54,855
†Credit Suisse Group ADR	583	6,792
†Credit Suisse Group	34,854	406,273
Daetwyler Holding	454	67,156
DKSH Holding	1,112	64,134
†dormakaba Holding	162	116,080
†Dufry	1,909	200,729
†EFG International	6,005	38,025
Emmi	112	98,594
EMS-Chemie Holding	119	64,598
†Evolva Holding	58,889	14,316
†Feintool International Holding	279	18,869
Fenix Outdoor International	263	27,182
Flughafen Zurich	1,195	218,088
Forbo Holding	102	160,102
GAM Holding	9,624	30,061
Geberit	578	236,396
Georg Fischer	314	286,277
Givaudan	122	312,263
Gurit Holding	24	22,469
Helvetia Holding	423	258,383
†HOCHDORF Holding	78	9,410
Huber + Suhner	884	63,890
Implenia	1,019	30,373
†Inficon Holding	131	73,006
Interroll Holding	40	81,161
Intershop Holding	66	33,684
†Julius Baer Group	6,361	257,316
Jungfraubahn Holding	207	29,519
Kardex	617	93,005
Komax Holding	298	62,664
†Kudelski	1,531	9,197
Kuehne + Nagel International Class R	881	120,878
†LafargeHolcim	7,241	358,014
LEM Holding	23	29,566
Liechtensteinische Landesbank	961	67,268
Logitech International	1,164	45,713
Logitech International (New York Shares) Class R	2,260	88,908
†Lonza Group	1,893	587,694
Luzerner Kantonalbank	220	104,769
Metall Zug	12	30,289
Mobilezone Holding	2,635	26,436
Mobimo Holding	405	101,913
Nestle	28,241	2,692,791
Novartis	22,504	2,163,072
Novartis ADR	161	15,479
†OC Oerlikon	11,660	149,345
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Orascom Development Holding	824	$ 13,988
Orior	377	30,251
Panalpina Welttransport Holding	943	157,065
Partners Group Holding	296	215,329
Phoenix Mecano	34	16,543
Plazza Class A	48	11,617
PSP Swiss Property	1,606	174,543
Rieter Holding	188	27,044
Roche Holding	5,088	1,402,023
Roche Holding (Swiss Exchange)	240	65,479
Romande Energie Holding	5	5,649
†Schaffner Holding	33	7,656
Schindler Holding	319	66,043
†Schmolz + Bickenbach	41,908	18,623
Schweiter Technologies	66	63,697
†SFS Group	1,215	105,583
SGS	75	186,802
Siegfried Holding	187	67,165
Sika	2,700	377,601
Sonova Holding	1,217	241,172
St Galler Kantonalbank	194	89,150
Straumann Holding Class R	210	171,675
Sulzer	744	72,610
†Sunrise Communications Group	4,356	320,812
Swatch Group	665	190,457
Swatch Group (Swiss Exchange)	1,203	66,611
†Swiss Life Holding	819	360,852
Swiss Re	4,456	435,552
Swisscom	1,094	535,262
Swissquote Group Holding	868	31,677
Tamedia	63	6,390
†Temenos	1,417	209,058
†u-blox Holding	564	42,872
†UBS Group	24,032	291,028
†UBS Group (New York Shares)	30,097	365,183
Valiant Holding	898	103,246
†Valora Holding	234	64,523
VAT Group	2,590	272,598
Vaudoise Assurances Holding	91	45,694
Vetropack Holding	10	21,800
Vifor Pharma	2,091	282,977
Vontobel Holding	1,634	87,920
VP Bank	344	47,467
VZ Holding	106	27,731

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Ypsomed Holding	278	$ 35,628
Zehnder Group	646	21,876
Zug Estates Holding	9	15,546
Zuger Kantonalbank	7	43,173
Zurich Insurance Group	2,708	896,447
		22,412,205
United Kingdom–16.38%
4imprint Group	461	14,807
888 Holdings	14,760	29,990
AA	31,539	37,381
†Acacia Mining	16,771	42,996
Admiral Group	4,204	118,915
AG Barr	8,617	90,612
Aggreko	18,915	194,134
Anglo-Eastern Plantations	1,229	8,196
Arrow Global Group	10,826	30,739
Ascential	12,820	59,543
Ashmore Group	11,961	66,586
Ashtead Group	10,501	253,858
†ASOS	410	17,121
Associated British Foods	9,615	305,738
AstraZeneca	357	28,496
AstraZeneca ADR	17,160	693,779
Auto Trader Group	41,240	280,489
AVEVA Group	1,487	62,529
Aviva	104,369	561,237
Avon Rubber	2,181	36,928
B&M European Value Retail	68,581	334,075
Babcock International Group	29,772	191,555
BAE Systems	50,599	318,053
Balfour Beatty	29,644	101,296
Bank of Georgia Group	2,767	59,627
Barclays	69,833	140,662
Barclays ADR	44,296	354,368
Barratt Developments	49,725	388,418
BBA Aviation	50,944	165,331
BCA Marketplace	4,398	11,322
Beazley	16,454	110,415
Bellway	11,571	459,048
Berkeley Group Holdings	8,756	420,944
BHP Group	8,188	197,551
Biffa	16,861	48,753
Bodycote	14,322	153,697
†boohoo Group	35,966	88,595
Bovis Homes Group	9,417	130,539
BP	72,459	526,159
BP ADR	60,287	2,635,748
Braemar Shipping Services	3,535	7,599
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Brewin Dolphin Holdings	28,717	$ 117,442
British American Tobacco	31,243	1,303,389
Britvic	18,052	224,037
BT Group	162,364	471,719
BT Group ADR	2,800	41,412
†BTG	5,494	59,714
Bunzl	4,601	151,861
Burberry Group	6,420	163,624
Capital & Counties Properties	32,493	101,893
Card Factory	28,435	66,895
CareTech Holdings	2,708	11,816
Carnival ADR	748	37,258
Centamin	62,967	73,009
Central Asia Metals	4,795	14,801
Centrica	221,084	329,326
Charles Taylor	2,800	7,111
Chemring Group	10,580	19,127
Chesnara	6,319	31,110
Cineworld Group	51,862	197,775
City of London Investment Group	91	470
Clarkson	1,296	40,089
Clipper Logistics	3,278	11,370
Close Brothers Group	13,227	250,792
CLS Holdings	9,454	30,229
CMC Markets	11,645	12,589
†Cobham	153,600	220,920
†Coca-Cola European Partners	4,446	229,162
†Coca-Cola HBC	4,056	138,306
Compass Group	11,666	274,482
Computacenter	6,315	91,010
Consort Medical	2,364	26,972
ConvaTec Group	76,383	140,940
Costain Group	7,704	33,614
Countryside Properties	6,856	29,021
†Countrywide	6,331	625
Cranswick	3,208	113,908
Crest Nicholson Holdings	19,125	92,224
Croda International	2,497	164,047
CVS Group	1,891	14,790
CYBG	49,935	129,100
Daily Mail & General Trust Class A	6,101	51,293
Dairy Crest Group	13,827	111,989
Dart Group	7,449	77,035
DCC	3,617	312,955
De La Rue	3,905	19,607
Debenhams	32,597	1,145
Devro	15,625	40,091

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
DFS Furniture	7,788	$ 25,409
Diageo	3,922	160,496
Diageo ADR	2,621	428,822
†Dialog Semiconductor	3,052	93,078
Dignity	2,479	22,101
Diploma	9,601	182,548
Direct Line Insurance Group	100,546	462,534
DiscoverIE Group	3,315	17,011
Dixons Carphone	70,444	134,746
Domino's Pizza Group	23,734	74,900
Drax Group	27,505	135,622
DS Smith	90,792	397,736
Dunelm Group	4,893	55,412
easyJet	5,494	80,040
†EI Group	34,066	94,506
Electrocomponents	35,880	262,768
Elementis	12,203	25,840
EMIS Group	2,182	29,840
†EnQuest	81,097	20,101
Entertainment One	34,991	203,811
Equiniti Group Class WI	14,377	38,949
Essentra	12,141	65,308
Euromoney Institutional Investor	3,473	56,904
Evraz	13,963	112,968
Experian	10,367	280,587
FDM Group Holdings	4,135	48,417
Ferguson	3,142	200,117
Ferrexpo	25,210	81,369
Fevertree Drinks	4,270	168,063
†Fiat Chrysler Automobiles	43,470	649,122
†Findel	3,000	6,174
†Firstgroup	108,881	128,978
†FLEX LNG	1,179	15,256
Forterra	3,979	15,277
Foxtons Group	7,206	5,979
†Frontier Developments	992	12,559
Fuller Smith & Turner Class A	1,225	18,747
G4S	141,555	338,735
Galliford Try	7,192	62,505
†GAME Digital	3,172	1,093
Games Workshop Group	1,693	69,396
†Gem Diamonds	5,209	6,201
†Georgia Capital	1,523	21,622
GlaxoSmithKline	11,664	242,329
GlaxoSmithKline ADR	11,853	495,337
†Glencore	264,144	1,094,654
Go-Ahead Group	4,885	124,768
Gocompare.Com Group	21,795	21,858
Grafton Group	9,538	100,641
Greencore Group	4,714	12,402
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Greene King	21,998	$ 190,704
Greggs	11,750	281,529
†Gulf Keystone Petroleum	17,982	59,474
GVC Holdings	21,590	157,404
Gym Group	5,199	14,728
H&T Group	4,180	17,040
Halfords Group	18,444	55,732
Halma	16,660	363,220
Hargreaves Lansdown	6,159	149,625
Hastings Group Holdings	20,638	58,272
Hays	111,976	219,096
Headlam Group	2,792	16,216
Helical	5,644	24,295
Henry Boot	32	106
Hikma Pharmaceuticals	11,017	257,294
Hill & Smith Holdings	6,877	111,335
Hilton Food Group	5,422	67,187
Hiscox	8,260	167,867
Hochschild Mining	26,271	70,651
Hollywood Bowl Group	7,810	21,361
HomeServe	22,425	299,575
Howden Joinery Group	51,696	327,047
HSBC Holdings ADR	54,136	2,196,839
HSBC Holdings (London Shares)	15,116	122,830
Hunting	7,524	58,245
Huntsworth	11,191	12,535
Ibstock	28,769	89,904
IMI	23,615	294,918
Imperial Brands	11,011	376,655
Inchcape	37,020	275,456
†Indivior	24,115	30,188
Informa	24,156	234,241
Inmarsat	21,606	156,338
InterContinental Hotels Group ADR	1,600	97,744
International Consolidated Airlines Group (London Stock Exchange)	25,750	171,340
Intertek Group	3,526	223,369
Investec	31,370	180,772
ITE Group	29,980	27,362
ITV	73,083	121,094
IWG	53,169	172,754
J D Wetherspoon	7,462	127,317
J Sainsbury	75,913	232,951
James Fisher & Sons	4,424	113,858
Jardine Lloyd Thompson Group	6,464	161,140
JD Sports Fashion	41,146	269,590
John Laing Group	20,744	102,986
John Menzies	6,643	42,257
John Wood Group	39,365	260,204

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Johnson Matthey	6,285	$ 257,742
Johnson Service Group	7,443	13,475
†JPJ Group	1,380	12,582
Jupiter Fund Management	30,719	144,798
†Just Eat	5,132	50,219
Just Group	23,048	18,391
Kainos Group	3,464	24,905
KAZ Minerals	17,192	146,342
KCOM Group	39,027	35,734
Keller Group	5,506	44,249
Kier Group	5,265	24,939
Kin and Carta	1,227	1,470
Kingfisher	85,103	260,987
†Lamprell	12,474	9,586
Lancashire Holdings	11,493	97,882
Legal & General Group	195,355	701,055
†Liberty Global Class A	1,294	32,246
†Liberty Global Class C	3,168	76,697
Liontrust Asset Management	2,854	22,377
Lloyds Banking Group	979,844	793,847
Lloyds Banking Group ADR	51,026	163,793
London Stock Exchange Group	5,091	314,909
†Lonmin	4,567	4,329
Lookers	24,983	32,864
LSL Property Services	3,879	13,641
†Luceco	17,351	17,062
Majestic Wine	5,307	15,414
Man Group	116,248	205,926
Marks & Spencer Group	88,372	320,726
Marshalls	18,591	149,763
Marston's	45,699	61,160
†McBride	15,062	19,618
McCarthy & Stone	29,937	50,065
McColl's Retail Group	81	77
Mears Group	4,643	15,421
Mediclinic International	10,592	42,091
Meggitt	38,283	250,965
Melrose Industries	129,983	310,470
Merlin Entertainments	50,398	225,605
†Metro Bank	783	7,741
Micro Focus International	7,620	198,115
Micro Focus International ADR	8,701	224,399
Millennium & Copthorne Hotels	8,935	53,066
†Mitchells & Butlers	17,776	62,697
Mitie Group	21,455	41,520
MJ Gleeson	2,085	21,833
Mondi	5,636	124,799
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Moneysupermarket.com Group	27,804	$ 134,800
Morgan Advanced Materials	24,596	77,845
Morgan Sindall Group	3,548	57,948
†Mothercare	8,872	2,594
Motorpoint group	3,394	7,950
N Brown Group	4,375	5,610
National Express Group	32,179	170,161
National Grid	5,385	59,775
National Grid ADR	2,544	142,057
NCC Group	2,225	4,057
Next	2,550	185,298
Nichols	578	12,233
NMC Health	1,641	48,913
Norcros	5,059	12,618
Northgate	15,561	75,800
†Nostrum Oil & Gas	4,575	5,512
†Ocado Group	7,291	130,177
On the Beach Group	10,599	60,533
OneSavings Bank	17,501	87,495
†Ophir Energy	21,800	16,156
Oxford Instruments	4,380	55,735
Pagegroup	30,187	184,931
PayPoint	3,653	40,775
Pearson	12,374	134,997
Pearson ADR	2,326	25,539
Pendragon	139,742	50,962
Pennon Group	18,814	182,284
Persimmon	14,510	410,424
†Petra Diamonds	54,406	13,612
Petrofac	24,914	158,818
†Petropavlovsk	107,235	11,633
Pets at Home Group	28,802	59,487
Phoenix Group Holdings	28,550	252,181
Photo-Me International	14,970	15,559
Playtech	14,137	80,115
Polar Capital Holdings	2,219	15,078
Polypipe Group	17,691	92,856
Porvair	1,608	11,519
Premier Asset Management Group	4,749	13,855
†Premier Foods	42,105	19,962
†Premier Oil	104,372	127,585
†Provident Financial	6,817	45,509
Prudential	3,056	61,259
Prudential ADR	3,681	148,050
PZ Cussons	9,110	23,294
QinetiQ Group	37,066	145,557
Quilter	42,982	82,159
Rank Group	8,180	16,769
Reach	20,389	16,491
Reckitt Benckiser Group	2,729	227,114
Redde	19,453	30,151

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Redrow	27,256	$ 213,572
RELX	4,305	92,018
RELX ADR	7,714	165,465
RELX (London Stock Exchange)	3,932	84,142
Renewi	30,109	9,230
Renishaw	2,597	125,533
Rentokil Initial	53,152	244,833
Restaurant Group	47,119	72,417
Rhi Magnesita	479	28,102
Ricardo	2,769	23,226
Rightmove	41,268	274,403
Rio Tinto	2,407	139,902
Rio Tinto ADR	22,679	1,334,659
Robert Walters	3,858	30,250
†Rolls-Royce Holdings	32,336	380,808
Rotork	68,114	251,159
Royal Bank of Scotland Group	3,032	9,763
Royal Bank of Scotland Group ADR	31,077	202,622
Royal Dutch Shell Class A	11,586	364,101
Royal Dutch Shell Class A ADR	21,031	1,316,330
Royal Dutch Shell Class B ADR	20,790	1,329,520
Royal Mail	32,997	102,531
RPC Group	26,913	277,054
RPS Group	7,026	17,131
RSA Insurance Group	38,840	257,028
Saga	78,942	114,334
Sage Group	19,438	177,660
Savills	14,301	168,604
Scapa Group	10,205	37,748
Schroders	3,458	121,765
Schroders Non-Voting Shares	1,277	35,676
SDL	1,971	13,868
Senior	23,298	66,252
Severfield	10,593	9,490
Severn Trent	6,456	166,267
SIG	35,064	64,900
Smith & Nephew	14,126	280,529
Smith & Nephew ADR	1,200	48,132
Smiths Group	14,574	272,720
Soco International	14,884	13,337
Softcat	6,742	72,987
Spectris	3,984	130,373
Speedy Hire	31,265	22,078
Spirax-Sarco Engineering	2,357	220,894
Spire Healthcare Group	13,580	22,923
Spirent Communications	22,437	42,023
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Sports Direct International	18,564	$ 70,711
SSE	25,182	389,611
SSP Group	23,923	215,877
St James's Place	20,997	281,384
St Modwen Properties	13,770	71,242
Stagecoach Group	50,853	101,735
†Stallergenes Greer	249	10,195
Standard Chartered	76,052	586,235
Standard Lifeerdeen	31,508	108,294
SThree	11,172	39,142
Stobart Group	5,767	11,417
Stock Spirits Group	4,714	14,121
Subsea 7	8,934	110,661
Superdry	2,865	20,459
Synthomer	19,057	94,244
TalkTalk Telecom Group	67,813	97,420
Tarsus Group	591	2,379
Tate & Lyle	35,128	332,253
Taylor Wimpey	239,709	548,262
Ted Baker	2,008	40,844
Telecom Plus	5,532	109,518
†Telit Communications	9,669	20,250
Tesco	203,605	616,209
†Thomas Cook Group	66,553	21,643
Topps Tiles	15,052	14,899
TP ICAP	34,609	132,615
Travis Perkins	15,067	269,045
Trifast	3,187	7,905
TT Electronics	10,234	28,991
TUI	8,315	79,752
†Tullow Oil	137,308	430,234
Tyman	8,845	27,879
U & I Group	11,376	27,737
Ultra Electronics Holdings	5,963	124,023
Unilever	387	22,277
Unilever ADR	7,364	425,050
Unilever (New York Shares)	7,893	460,083
United Utilities Group	17,495	185,808
Urban & Civic	4,192	14,918
†Vectura Group	51,794	48,179
Vertu Motors	43,524	19,968
Vesuvius	11,118	85,980
Victrex	6,737	189,770
Vitec Group	2,446	36,318
Vodafone Group	446,886	814,337
Vodafone Group ADR	2,400	43,632
Volution Group	1,302	2,874
Vp	1,013	13,854
Weir Group	981	19,939
WH Smith	5,900	163,223
Whitbread	1,705	112,830

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
William Hill	57,293	$ 119,882
Wincanton	9,853	30,350
Wm Morrison Supermarkets	106,465	315,836
WPP	35,301	372,922
WPP ADR	400	21,120
Xaar	886	1,221
XP Power	694	22,598
		60,164,102
United States–0.08%
Burford Capital	9,733	213,847
Carnival (London Stock Exchange)	1,149	56,792
Diversified Gas & Oil	7,951	13,463
		284,102
Total Common Stock (Cost $366,376,325)		361,685,612
PREFERRED STOCKS–0.42%
Germany–0.42%
Bayerische Motoren Werke 6.05%	1,437	94,601
Biotest 0.18%	765	19,480
Draegerwerk & Co. 0.99%	464	21,996
FUCHS PETROLUB 2.36%	2,745	113,313
Henkel & Co. 2.08%	630	64,370
Jungheinrich 1.60%	4,759	154,921
Schaeffler 7.32%	9,333	76,009
Sixt 6.11%	1,464	99,958
STO & Co. 4.64%	150	13,663
Villeroy & Boch 4.15%	830	14,413
Volkswagen 2.56%	5,550	874,985
Total Preferred Stocks (Cost $1,858,643)		1,547,709
ΔRIGHTS–0.00%
Bermuda–0.00%
=Victory City International Holdings expiration date 4/10/19	43,802	5
		5
Canada–0.00%
=†Pan American Silver expiration date 2/22/29	7,972	1,571
		1,571
	Number of Shares	Value (U.S. $)
ΔRIGHTS (continued)
Singapore–0.00%
=Keppel Infrastructure Trust expiration date 4/4/19	13,416	$ 238
		238
Spain–0.00%
†Promotora de Informaciones S.A. expiration date 4/6/19	18,591	1,460
		1,460
Sweden–0.00%
†AF Poyry expiration date 4/12/19	2,647	5,409
		5,409
United States–0.00%
=†Pan American Silver expiration date 2/22/29	4,400	867
		867
Total Rights (Cost $5,268)		9,550
ΔWARRANT–0.00%
Singapore–0.00%
=†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	816,391	816,391
Total Money Market Fund (Cost $816,391)		816,391

TOTAL INVESTMENTS–99.13% (Cost $369,056,627)	364,059,262
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	3,192,556
NET ASSETS APPLICABLE TO 36,049,624 SHARES OUTSTANDING–100.00%	$367,251,818

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CSI–Credit Suisse International
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
QSC–Qatari Shareholding Company
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$1,435,057	$21,492,726	$4,318	$22,932,101
Austria	452,238	1,369,403	—	1,821,641
Belgium	280,438	3,834,294	—	4,114,732
Canada	32,468,568	11,728	—	32,480,296
Chile	—	188,725	—	188,725
China	—	17,652	—	17,652
Colombia	—	134,277	—	134,277
Denmark	787,340	5,584,135	—	6,371,475
Finland	650,123	5,245,150	—	5,895,273
LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
France	$2,005,043	$26,827,038	$—	$28,832,081
Germany	1,780,617	24,373,029	—	26,153,646
Hong Kong	752,900	10,512,269	24,682	11,289,851
Ireland	1,374,011	1,364,977	—	2,738,988
Israel	303,542	2,395,210	—	2,698,752
Italy	388,878	9,436,978	13	9,825,869
Japan	568,661	81,400,444	87,836	82,056,941
Luxembourg	404,084	360,486	—	764,570
Macau	—	294,432	—	294,432
Mexico	—	33,885	—	33,885
Netherlands	1,820,690	7,744,752	—	9,565,442
New Zealand	124,407	1,670,014	—	1,794,421
Norway	190,789	3,424,038	—	3,614,827
Portugal	104,342	660,652	—	764,994
Russia	—	32,793	—	32,793
Singapore	122,405	3,883,205	12,951	4,018,561
South Africa	—	1,390,222	—	1,390,222
Spain	724,676	8,292,863	—	9,017,539
Sweden	675,280	9,305,937	—	9,981,217
Switzerland	1,092,176	21,320,029	—	22,412,205
United Kingdom	18,141,411	42,022,691	—	60,164,102
United States	13,463	270,639	—	284,102
Preferred Stocks
Germany	224,473	1,323,236	—	1,547,709
Rights	6,869	—	2,681	9,550
Warrant	—	—	—	—
Money Market Fund	816,391	—	—	816,391
Total Investments	$67,708,872	$296,217,909	$132,481	$364,059,262
The securities that have been valued at zero on the “Schedule of Investments” are considered to be Level 3 investments in this table.
During the period ended March 31, 2019, transfers out of Level 2 investments into Level 3 investments were made in the amount of $87,451 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional International Core Equity Fund–47